UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2015 – September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2015

JNL/Mellon Capital Dow SM Index Fund

	Shares	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 18.4%
Home Depot Inc.	202	$23,382
McDonald’s Corp.	202	19,949
Nike Inc. - Class B	202	24,897
Walt Disney Co.	202	20,692
		88,920
CONSUMER STAPLES - 7.4%
Coca-Cola Co. (d)	202	8,123
Procter & Gamble Co.	202	14,565
Wal-Mart Stores Inc.	202	13,128
		35,816
ENERGY - 6.4%
Chevron Corp. (d)	202	15,970
Exxon Mobil Corp.	202	15,054
		31,024
FINANCIALS - 14.6%
American Express Co.	202	15,009
Goldman Sachs Group Inc.	131	22,806
JPMorgan Chase & Co.	202	12,344
Travelers Cos. Inc.	202	20,151
		70,310
HEALTH CARE - 12.2%
Johnson & Johnson	202	18,900
Merck & Co. Inc.	202	10,000
Pfizer Inc.	202	6,360
UnitedHealth Group Inc.	202	23,488
		58,748
INDUSTRIALS - 19.0%
3M Co.	202	28,704
Boeing Co.	202	26,513
Caterpillar Inc. (d)	202	13,233
General Electric Co.	202	5,106
United Technologies Corp.	202	18,018
		91,574
INFORMATION TECHNOLOGY - 17.8%
Apple Inc.	202	22,332
Cisco Systems Inc.	202	5,315
Intel Corp.	202	6,102
International Business Machines Corp.	202	29,351
Microsoft Corp.	202	8,961
Visa Inc. - Class A	202	14,104
		86,165
MATERIALS - 2.0%
E.I. du Pont de Nemours & Co.	202	9,759
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc.	202	8,809
Total Common Stocks (cost $498,655)		481,125

SHORT TERM INVESTMENTS - 4.2%
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	20,430	20,430
Total Short Term Investments (cost $20,430)		20,430
Total Investments - 103.8% (cost $519,085)		501,555
Other Assets and Liabilities, Net - (3.8%)		(18,285)
Total Net Assets - 100.0%		$483,270

JNL/Mellon Capital Global 30 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 16.2%
Belle International Holdings Ltd.	13,629	$11,853
Li & Fung Ltd.	16,516	12,652
Marks & Spencer Group Plc	1,695	12,865
McDonald’s Corp.	125	12,316
Sands China Ltd.	3,418	10,382
		60,068
CONSUMER STAPLES - 10.5%
British American Tobacco Plc	233	12,871
Procter & Gamble Co.	176	12,692
Tate & Lyle Plc	1,467	13,074
		38,637
ENERGY - 16.4%
BP Plc	2,622	13,300
Chevron Corp.	157	12,404
China Shenhua Energy Co. Ltd. - Class H	7,411	11,383
CNOOC Ltd.	10,989	11,315
Exxon Mobil Corp.	167	12,423
		60,825
FINANCIALS - 19.7%
Bank of China Ltd. - Class H	29,112	12,554
Bank of Communications Co. Ltd.	16,632	11,593
China Construction Bank Corp. - Class H	18,671	12,460
HSBC Holdings Plc	1,543	11,588
Industrial & Commercial Bank of China Ltd. - Class H	21,708	12,541
Man Group Plc	5,233	12,146
		72,882
HEALTH CARE - 10.2%
GlaxoSmithKline Plc	683	13,116
Merck & Co. Inc.	239	11,815
Pfizer Inc.	405	12,735
		37,666
INDUSTRIALS - 13.1%
BAE Systems Plc	1,863	12,629
Caterpillar Inc.	169	11,044
General Electric Co.	521	13,144
Smiths Group Plc	768	11,708
		48,525
INFORMATION TECHNOLOGY - 3.3%
International Business Machines Corp.	84	12,196
TELECOMMUNICATION SERVICES - 6.9%
Verizon Communications Inc.	295	12,824
Vodafone Group Plc	4,022	12,686
		25,510

See accompanying Notes to Schedules of Investments.

	Shares	Value
UTILITIES - 3.8%
National Grid Plc	1,001	13,943
Total Common Stocks (cost $380,684)		370,252
Total Investments - 100.1% (cost $380,684)		370,252
Other Assets and Liabilities, Net - (0.1%)		(213)
Total Net Assets - 100.0%		$370,039

JNL/Mellon Capital Nasdaq® 25 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.4%
Bed Bath & Beyond Inc. (c)	171	$9,747
Dollar Tree Inc. (c)	189	12,571
Liberty Interactive Corp. QVC Group — Class A (c)	569	14,917
Marriott International Inc. - Class A	259	17,637
O’Reilly Automotive Inc. (c)	92	23,064
Ross Stores Inc.	380	18,431
		96,367
CONSUMER STAPLES - 6.1%
Costco Wholesale Corp.	256	37,079
Whole Foods Market Inc.	332	10,503
		47,582
HEALTH CARE - 24.6%
Amgen Inc.	514	71,158
Express Scripts Holding Co. (c)	460	37,269
Gilead Sciences Inc.	839	82,413
		190,840
INFORMATION TECHNOLOGY - 56.7%
Apple Inc.	764	84,311
Automatic Data Processing Inc.	437	35,097
eBay Inc. (c)	729	17,826
Electronic Arts Inc. (c)	283	19,182
Fiserv Inc. (c)	221	19,137
Intel Corp.	2,261	68,153
Intuit Inc.	260	23,048
Lam Research Corp.	147	9,602
Microsoft Corp.	1,754	77,625
NXP Semiconductors NV (c)	211	18,333
Paychex Inc.	332	15,815
PayPal Holdings Inc. (c)	727	22,560
Seagate Technology (d)	300	13,450
Western Digital Corp.	213	16,881
		441,020
Total Common Stocks (cost $779,856)		775,809

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 0.4%
JNL Money Market Fund, 0.10% (a) (b)	2,773	2,773
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (b)	12,491	12,491
Total Short Term Investments (cost $15,264)		15,264
Total Investments - 101.8% (cost $795,120)		791,073
Other Assets and Liabilities, Net - (1.8%)		(13,787)
Total Net Assets - 100.0%		$777,286

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 9.2%
Bed Bath & Beyond Inc. (c)	405	$23,072
Home Depot Inc.	303	34,954
		58,026
CONSUMER STAPLES - 15.1%
Brown-Forman Corp. - Class B	349	33,824
Dr. Pepper Snapple Group Inc.	429	33,939
Hershey Co.	298	27,386
		95,149
ENERGY - 11.0%
Chevron Corp.	284	22,396
Exxon Mobil Corp.	340	25,273
Hess Corp. (d)	435	21,775
		69,444
FINANCIALS - 13.9%
Allstate Corp.	447	26,010
Moody’s Corp.	326	32,011
Travelers Cos. Inc.	294	29,277
		87,298
HEALTH CARE - 14.0%
Edwards Lifesciences Corp. (c)	240	34,097
Intuitive Surgical Inc. (c)	60	27,379
Varian Medical Systems Inc. (c)	357	26,367
		87,843
INDUSTRIALS - 12.7%
3M Co.	191	27,137
CH Robinson Worldwide Inc.	434	29,418
Union Pacific Corp.	268	23,676
		80,231
INFORMATION TECHNOLOGY - 12.3%
Apple Inc.	288	31,814
F5 Networks Inc. (c)	236	27,336
Yahoo! Inc. (c)	624	18,053
		77,203
MATERIALS - 11.6%
CF Industries Holdings Inc.	553	24,838
Monsanto Co.	262	22,326
Sherwin-Williams Co.	117	26,088
		73,252
Total Common Stocks (cost $723,048)		628,446

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (b)	319	319
Total Short Term Investments (cost $319)		319
Total Investments - 99.9% (cost $723,367)		628,765
Other Assets and Liabilities, Net - 0.1%		662
Total Net Assets - 100.0%		$629,427

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 11.1%
Ascena Retail Group Inc. (c)	675	$9,395
Guess? Inc. (d)	393	8,390

See accompanying Notes to Schedules of Investments.

	Shares	Value
Regis Corp. (c)	251	3,282
Ruby Tuesday Inc. (c)	576	3,578
Scholastic Corp.	116	4,506
Stage Stores Inc. (d)	196	1,927
Time Inc.	342	6,519
		37,597
ENERGY - 2.2%
Helix Energy Solutions Group Inc. (c)	398	1,905
Rowan Cos. Plc - Class A	343	5,545
		7,450
FINANCIALS - 45.9%
American Equity Investment Life Holding Co.	143	3,335
American Financial Group Inc.	137	9,444
Aspen Insurance Holdings Ltd.	189	8,765
Banner Corp.	96	4,585
Capstead Mortgage Corp. (d)	327	3,235
Cash America International Inc.	190	5,309
Everest Re Group Ltd.	48	8,365
EZCorp Inc. - Class A (c)	351	2,168
First Bancorp Inc. (c)	724	2,577
First Horizon National Corp.	621	8,811
First Niagara Financial Group Inc.	1,008	10,296
FNB Corp. (d)	319	4,127
Hanover Insurance Group Inc.	118	9,149
Horace Mann Educators Corp.	123	4,081
MB Financial Inc. (d)	131	4,281
OFG Bancorp (d)	252	2,202
Old National Bancorp	287	3,991
Piper Jaffray Cos. (c)	72	2,602
Reinsurance Group of America Inc.	95	8,605
RenaissanceRe Holdings Ltd.	85	9,029
Selective Insurance Group Inc.	154	4,771
Synovus Financial Corp.	311	9,217
TCF Financial Corp.	530	8,039
Webster Financial Corp.	258	9,196
WR Berkley Corp.	161	8,778
		154,958
HEALTH CARE - 5.6%
Community Health Systems Inc. (c)	155	6,643
Lifepoint Health Inc. (c)	116	8,210
Magellan Health Services Inc. (c)	71	3,908
		18,761
INDUSTRIALS - 7.8%
Atlas Air Worldwide Holdings Inc. (c)	87	3,014
Briggs & Stratton Corp.	209	4,027
Navigant Consulting Inc. (c)	277	4,407
SkyWest Inc.	319	5,317
Triumph Group Inc.	123	5,191
Viad Corp.	152	4,403
		26,359
INFORMATION TECHNOLOGY - 9.7%
CACI International Inc. - Class A (c)	48	3,574
Convergys Corp.	408	9,439
Fairchild Semiconductor International Inc. (c)	492	6,906
Sanmina Corp. (c)	176	3,765
TTM Technologies Inc. (c)	561	3,494
Vishay Intertechnology Inc. (d)	588	5,695
		32,873
MATERIALS - 2.2%
Domtar Corp.	207	7,414
TELECOMMUNICATION SERVICES - 2.5%
Telephone & Data Systems Inc.	340	8,493
UTILITIES - 12.8%
Allete Inc.	75	3,765
Avista Corp. (d)	117	3,875
El Paso Electric Co.	104	3,827
Great Plains Energy Inc.	287	7,743
ONE Gas Inc.	195	8,844
PNM Resources Inc.	274	7,674
Westar Energy Inc.	198	7,627
		43,355
Total Common Stocks (cost $341,641)		337,260

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.0%
JNL Money Market Fund, 0.10% (a) (b)	153	153
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (b)	14,032	14,032
Total Short Term Investments (cost $14,185)		14,185
Total Investments - 104.0% (cost $355,826)		351,445
Other Assets and Liabilities, Net - (4.0%)		(13,634)
Total Net Assets - 100.0%		$337,811

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 14.0%
Asbury Automotive Group Inc. (c) (d)	135	$10,961
BJ’s Restaurants Inc. (c)	121	5,186
Cablevision Systems Corp. - Class A (d)	1,437	46,658
Cato Corp. - Class A	120	4,079
Cimpress NV (c) (d)	148	11,234
Cinemark Holdings Inc.	815	26,472
Core-Mark Holding Co. Inc.	106	6,919
Diamond Resorts International Inc. (c) (d)	347	8,120
G-III Apparel Group Ltd. (c)	206	12,683
Gentherm Inc. (c)	164	7,356
Helen of Troy Ltd. (c)	129	11,547
L Brands Inc.	822	74,068
Leggett & Platt Inc.	671	27,685
Marriott International Inc. - Class A	921	62,810
Marriott Vacations Worldwide Corp.	149	10,153
Mattress Firm Holding Corp. (c) (d)	161	6,721
McDonald’s Corp.	755	74,412
Motorcar Parts of America Inc. (c)	82	2,562
Popeyes Louisiana Kitchen Inc. (c)	105	5,936
Skechers U.S.A. Inc. - Class A (c)	189	25,291
Sonic Corp.	244	5,611
Universal Electronics Inc. (c)	74	3,094
Zumiez Inc. (c) (d)	132	2,065
		451,623
CONSUMER STAPLES - 14.9%
Cal-Maine Foods Inc. (d)	199	10,851
Calavo Growers Inc. (d)	79	3,513
Campbell Soup Co.	642	32,553
Clorox Co. (d)	269	31,074
Coca-Cola Co.	2,756	110,556
ConAgra Foods Inc.	789	31,955
General Mills Inc.	534	29,951
Ingles Markets Inc. - Class A	61	2,935
Kellogg Co.	434	28,877
Kimberly-Clark Corp.	243	26,540
Kroger Co.	2,209	79,663

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sysco Corp.	707	27,534
Tesco Plc	16,768	46,575
USANA Health Sciences Inc. (c)	56	7,570
Vector Group Ltd. (d)	546	12,341
		482,488
ENERGY - 9.8%
BP Plc	7,813	39,638
Chevron Corp.	646	50,923
China Petroleum & Chemical Corp. - Class H	56,574	34,654
Exxon Mobil Corp.	773	57,464
Marathon Oil Corp.	1,024	15,765
Murphy Oil Corp.	584	14,137
Murphy USA Inc. (c)	209	11,482
National Oilwell Varco Inc.	446	16,802
PetroChina Co. Ltd. - Class H	41,154	28,660
Phillips 66	411	31,616
Targa Resources Corp.	282	14,540
		315,681
FINANCIALS - 7.7%
Acadia Realty Trust	309	9,293
American Assets Trust Inc.	196	7,989
Bank of China Ltd. - Class H	81,040	34,947
BGC Partners Inc. - Class A	847	6,966
Cash America International Inc.	131	3,666
Chatham Lodging Trust	154	3,314
Chesapeake Lodging Trust	252	6,560
China Construction Bank Corp. - Class H	55,191	36,831
DiamondRock Hospitality Co.	890	9,837
DuPont Fabros Technology Inc.	298	7,713
Education Realty Trust Inc.	217	7,156
FelCor Lodging Trust Inc.	574	4,060
Healthcare Realty Trust Inc.	445	11,067
Hersha Hospitality Trust	232	5,258
HFF Inc. - Class A	171	5,768
Hudson Pacific Properties Inc.	304	8,763
Industrial & Commercial Bank of China Ltd. - Class H	62,040	35,841
Piper Jaffray Cos. (c)	76	2,756
Sovran Self Storage Inc.	154	14,490
Summit Hotel Properties Inc.	396	4,624
Sun Communities Inc.	219	14,810
Universal Insurance Holdings Inc.	156	4,601
Winthrop Realty Trust	167	2,398
		248,708
HEALTH CARE - 12.0%
Abaxis Inc.	104	4,577
Abiomed Inc. (c)	186	17,212
Acorda Therapeutics Inc. (c)	190	5,038
AMN Healthcare Services Inc. (c)	211	6,344
Baxalta Inc.	392	12,350
Baxter International Inc.	392	12,880
Chemed Corp.	78	10,352
DepoMed Inc. (c) (d)	266	5,018
Eli Lilly & Co.	401	33,578
Enanta Pharmaceuticals Inc. (c) (d)	87	3,128
ExamWorks Group Inc. (c) (d)	183	5,356
GlaxoSmithKline Plc	2,224	42,679
Lannett Co. Inc. (c) (d)	163	6,748
Merck & Co. Inc.	1,200	59,260
Molina Healthcare Inc. (c) (d)	221	15,197
Myriad Genetics Inc. (c) (d)	333	12,487
Natus Medical Inc. (c)	147	5,810
OraSure Technologies Inc. (c)	258	1,145
Pfizer Inc.	3,727	117,060
Providence Services Corp. (c)	73	3,161
Repligen Corp. (c) (d)	151	4,192
Sucampo Pharmaceuticals Inc. - Class A (c) (d)	200	3,982
		387,554
INDUSTRIALS - 15.3%
ACCO Brands Corp. (c)	510	3,605
Allegiant Travel Co.	80	17,243
ArcBest Corp.	118	3,042
Astronics Corp. (c)	67	2,694
Caterpillar Inc.	800	52,291
Delta Air Lines Inc.	1,440	64,621
Eaton Corp. Plc	428	21,952
Echo Global Logistics Inc. (c)	110	2,164
Emerson Electric Co.	460	20,318
General Dynamics Corp.	515	71,032
General Electric Co.	4,721	119,054
Greenbrier Cos. Inc. (d)	122	3,908
Heartland Express Inc. (d)	397	7,924
Multi-Color Corp.	76	5,823
Saia Inc. (c)	113	3,493
Southwest Airlines Co.	1,673	63,623
Taser International Inc. (c) (d)	240	5,277
Waste Management Inc.	544	27,106
		495,170
INFORMATION TECHNOLOGY - 7.0%
Ambarella Inc. (c) (d)	137	7,940
Blackhawk Network Holdings Inc. (c)	58	2,444
DHI Group Inc. (c)	252	1,844
Ellie Mae Inc. (c) (d)	130	8,672
EPAM Systems Inc. (c)	219	16,309
Hewlett-Packard Co.	1,763	45,152
Hollysys Automation Technologies Ltd.	260	4,541
Leidos Holdings Inc.	657	27,126
LogMeIn Inc. (c) (d)	111	7,554
Manhattan Associates Inc. (c)	340	21,154
Micron Technology Inc. (c)	2,060	30,855
Monolithic Power Systems Inc.	175	8,985
Net 1 UEPS Technologies Inc. (c)	211	3,539
Omnivision Technologies Inc. (c)	265	6,965
OSI Systems Inc. (c)	90	6,919
Qualys Inc. (c) (d)	150	4,280
Rogers Corp. (c)	83	4,433
Synchronoss Technologies Inc. (c)	192	6,298
Take-Two Interactive Software Inc. (c)	384	11,023
		226,033
MATERIALS - 5.2%
Clearwater Paper Corp. (c)	90	4,258
Headwaters Inc. (c)	333	6,257
International Paper Co.	532	20,092
Neenah Paper Inc.	76	4,417
Nucor Corp.	591	22,198
Scotts Miracle-Gro Co. - Class A	464	28,236
Sherwin-Williams Co.	266	59,293
Sonoco Products Co.	650	24,544
		169,295
TELECOMMUNICATION SERVICES - 8.4%
AT&T Inc.	3,461	112,767
Consolidated Communications Holdings Inc.	231	4,458
Iridium Communications Inc. (c) (d)	435	2,676
Verizon Communications Inc.	2,494	108,493
Vodafone Group Plc	14,070	44,379
		272,773
UTILITIES - 5.4%
American States Water Co.	175	7,236

See accompanying Notes to Schedules of Investments.

	Shares	Value
Edison International	1,070	67,498
Empire District Electric Co.	198	4,365
National Grid Plc	3,356	46,735
New Jersey Resources Corp.	386	11,596
NorthWestern Corp.	208	11,189
Portland General Electric Co.	357	13,194
WGL Holdings Inc.	227	13,082
		174,895
Total Common Stocks (cost $3,334,176)		3,224,220

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (b)	3,304	3,304
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (b)	89,805	89,805
Total Short Term Investments (cost $93,109)		93,109
Total Investments - 102.6% (cost $3,427,285)		3,317,329
Other Assets and Liabilities, Net - (2.6%)		(84,004)
Total Net Assets - 100.0%		$3,233,325

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.0%
TELECOMMUNICATION SERVICES - 100.0%
8x8 Inc. (c)	234	$1,933
AT&T Inc.	778	25,351
Atlantic Tele-Network Inc.	29	2,142
Boingo Wireless Inc. (c)	208	1,718
CenturyLink Inc. (d)	191	4,810
Cincinnati Bell Inc. (c)	471	1,471
Cogent Communications Holdings Inc. (d)	60	1,625
Consolidated Communications Holdings Inc. (d)	86	1,659
Fairpoint Communications Inc. (c) (d)	101	1,561
Frontier Communications Corp. (d)	554	2,633
General Communication Inc. - Class A (c)	118	2,043
Globalstar Inc. (c) (d)	964	1,514
IDT Corp. - Class B	93	1,330
inContact Inc. (c)	203	1,523
Inteliquent Inc.	108	2,403
Iridium Communications Inc. (c) (d)	219	1,346
Level 3 Communications Inc. (c)	105	4,585
Lumos Networks Corp.	123	1,496
ORBCOMM Inc. (c) (d)	254	1,414
Premiere Global Services Inc. (c)	144	1,975
SBA Communications Corp. (c)	44	4,560
Shenandoah Telecommunications Co.	61	2,611
Spok Holdings Inc.	102	1,679
Sprint Corp. (c) (d)	488	1,876
T-Mobile US Inc. (c)	111	4,422
Telephone & Data Systems Inc.	82	2,059
US Cellular Corp. (c) (d)	41	1,455
Verizon Communications Inc.	569	24,750
Vonage Holdings Corp. (c)	407	2,391
Windstream Holdings Inc. (d)	226	1,388
Total Common Stocks (cost $115,054)		111,723

SHORT TERM INVESTMENTS - 8.8%
Securities Lending Collateral - 8.8%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	9,840	9,840
Total Short Term Investments (cost $9,840)		9,840
Total Investments - 108.8% (cost $124,894)		121,563
Other Assets and Liabilities, Net - (8.8%)		(9,838)
Total Net Assets - 100.0%		$111,725

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 99.7%
1-800-Flowers.com Inc. - Class A (c) (d)	7	$60
2U Inc. (c)	5	196
Aaron’s Inc.	17	612
Abercrombie & Fitch Co. - Class A (d)	19	402
Advance Auto Parts Inc.	19	3,666
Aeropostale Inc. (c) (d)	14	9
Amazon.com Inc. (c)	105	53,555
AMC Entertainment Holdings Inc. - Class A	6	158
AMC Networks Inc. - Class A (c) (d)	16	1,159
America’s Car-Mart Inc. (c)	2	66
American Axle & Manufacturing Holdings Inc. (c) (d)	19	372
American Eagle Outfitters Inc. (d)	48	754
American Public Education Inc. (c)	4	95
Apollo Education Group Inc. - Class A (c)	25	279
ARAMARK Corp.	61	1,797
Arctic Cat Inc. (d)	3	72
Asbury Automotive Group Inc. (c) (d)	6	510
Ascena Retail Group Inc. (c) (d)	45	631
Ascent Capital Group Inc. - Class A (c)	3	79
Autoliv Inc. (d)	23	2,534
AutoNation Inc. (c)	19	1,130
AutoZone Inc. (c)	8	6,083
Barnes & Noble Education Inc. (c)	7	86
Barnes & Noble Inc.	12	148
Beazer Homes USA Inc. (c) (d)	7	90
Bed Bath & Beyond Inc. (c)	45	2,582
Belmond Ltd. - Class A (c)	25	251
Best Buy Co. Inc.	84	3,112
Big 5 Sporting Goods Corp.	6	60
Big Lots Inc. (d)	14	681
Biglari Holdings Inc. (c)	—	118
BJ’s Restaurants Inc. (c)	6	241
Black Diamond Inc. (c)	7	46
Bloomin’ Brands Inc.	33	598
Blue Nile Inc. (c)	3	109
Bob Evans Farms Inc.	6	256
Boot Barn Holdings Inc. (c)	3	55
BorgWarner Inc. (d)	60	2,502
Boyd Gaming Corp. (c)	23	369
Bridgepoint Education Inc. (c)	7	56
Bright Horizons Family Solutions Inc. (c) (d)	10	618
Brinker International Inc. (d)	16	858
Brunswick Corp.	24	1,158
Buckle Inc. (d)	8	302
Buffalo Wild Wings Inc. (c)	5	954
Burlington Stores Inc. (c)	20	1,027
Cabela’s Inc. (c) (d)	14	649
Cable One Inc. (c)	1	508

See accompanying Notes to Schedules of Investments.

	Shares	Value
Cablevision Systems Corp. - Class A (d)	53	1,725
Caesars Acquisition Co. - Class A (c) (d)	12	86
Caesars Entertainment Corp. (c) (d)	14	82
Caleres Inc.	11	324
Callaway Golf Co.	22	187
Capella Education Co.	3	144
Career Education Corp. (c) (d)	21	79
Carmax Inc. (c)	55	3,266
Carmike Cinemas Inc. (c)	6	128
Carnival Corp.	110	5,443
Carriage Services Inc.	5	102
Carter’s Inc.	14	1,258
Cato Corp. - Class A	7	248
Cavco Industries Inc. (c) (d)	2	130
CBS Corp. - Class B	120	4,805
Charter Communications Inc. - Class A (c) (d)	22	3,891
Cheesecake Factory Inc.	13	681
Chegg Inc. (c) (d)	11	76
Chico’s FAS Inc. (d)	37	581
Childrens Place Retail Stores Inc.	6	319
Chipotle Mexican Grill Inc. (c)	8	5,897
Choice Hotels International Inc. (d)	10	476
Churchill Downs Inc.	4	475
Chuy’s Holdings Inc. (c)	4	108
Cinemark Holdings Inc.	27	891
Clear Channel Outdoor Holdings Inc. - Class A (c)	9	66
ClubCorp Holdings Inc.	15	332
Coach Inc.	74	2,128
Columbia Sportswear Co.	7	423
Comcast Corp. - Class A	561	31,910
Comcast Corp. - Special Class A (d)	106	6,045
Conn’s Inc. (c) (d)	4	103
Container Store Group Inc. (c)	5	66
Cooper Tire & Rubber Co.	15	590
Core-Mark Holding Co. Inc.	6	418
Cracker Barrel Old Country Store Inc. (d)	5	754
Crocs Inc. (c) (d)	21	268
CSS Industries Inc.	3	72
CST Brands Inc. (d)	21	690
Cumulus Media Inc. - Class A (c) (d)	30	21
D.R. Horton Inc.	88	2,574
Dana Holding Corp. (d)	44	695
Darden Restaurants Inc.	30	2,066
Dave & Buster’s Entertainment Inc. (c)	7	265
Deckers Outdoor Corp. (c) (d)	9	524
Del Frisco’s Restaurant Group Inc. (c)	5	70
Delphi Automotive Plc	76	5,817
Denny’s Corp. (c)	21	233
DeVry Education Group Inc. (d)	16	426
Diamond Resorts International Inc. (c)	13	315
Dick’s Sporting Goods Inc.	25	1,236
Dillard’s Inc. - Class A (d)	6	564
DineEquity Inc.	4	408
Discovery Communications Inc. - Class A (c) (d)	40	1,032
Discovery Communications Inc. - Class C (c)	73	1,763
DISH Network Corp. - Class A (c)	59	3,460
Dollar General Corp. (d)	80	5,801
Dollar Tree Inc. (c)	59	3,914
Domino’s Pizza Inc.	15	1,583
Dorman Products Inc. (c) (d)	8	419
DreamWorks Animation SKG Inc. - Class A (c) (d)	21	363
Drew Industries Inc.	6	341
DSW Inc. - Class A	21	543
Dunkin’ Brands Group Inc. (d)	26	1,266
El Pollo Loco Holdings Inc. (c) (d)	4	38
Entercom Communications Corp. - Class A (c)	8	83
Entravision Communications Corp.	15	96
Ethan Allen Interiors Inc.	7	186
EW Scripps Co. - Class A (d)	14	239
Expedia Inc.	27	3,198
Express Inc. (c)	20	351
Extended Stay America Inc. - Class A (d)	15	257
Federal-Mogul Corp. (c)	7	50
Fiesta Restaurant Group Inc. (c) (d)	7	313
Finish Line Inc. - Class A (d)	12	234
Five Below Inc. (c) (d)	14	469
Foot Locker Inc.	37	2,653
Ford Motor Co.	980	13,293
Fossil Group Inc. (c) (d)	12	664
Fox Factory Holding Corp. (c)	6	94
Francesca’s Holdings Corp. (c)	10	117
Fred’s Inc. - Class A (d)	11	128
FTD Cos. Inc. (c)	6	168
G-III Apparel Group Ltd. (c)	11	649
GameStop Corp. - Class A (d)	29	1,186
Gannett Co. Inc.	30	440
Gap Inc.	66	1,887
Garmin Ltd.	31	1,095
General Motors Co.	382	11,465
Genesco Inc. (c)	6	369
Gentex Corp.	78	1,204
Gentherm Inc. (c)	9	409
Genuine Parts Co.	40	3,349
Global Eagle Entertainment Inc. (c) (d)	10	120
GNC Holdings Inc. - Class A	23	935
Goodyear Tire & Rubber Co.	71	2,077
Graham Holdings Co.	1	696
Grand Canyon Education Inc. (c)	12	455
Gray Television Inc. (c)	16	204
Group 1 Automotive Inc.	6	512
Groupon Inc. - Class A (c) (d)	120	391
Guess? Inc. (d)	18	375
H&R Block Inc.	73	2,649
Habit Restaurants Inc. - Class A (c) (d)	4	79
HanesBrands Inc.	106	3,058
Harley-Davidson Inc. (d)	55	3,006
Harman International Industries Inc. (d)	19	1,820
Harte-Hanks Inc.	8	29
Hasbro Inc. (d)	30	2,150
Haverty Furniture Cos. Inc. (d)	5	107
Helen of Troy Ltd. (c) (d)	7	629
Hibbett Sports Inc. (c) (d)	7	231
Hilton Worldwide Holdings Inc.	131	3,008
Home Depot Inc.	343	39,648
Horizon Global Corp. (c)	4	31
Houghton Mifflin Harcourt Co. (c)	42	846
Hovnanian Enterprises Inc. - Class A (c) (d)	29	52
HSN Inc. (d)	9	516
Iconix Brand Group Inc. (c) (d)	11	148
IMAX Corp. (c)	16	548
Installed Building Products Inc. (c)	5	120
International Speedway Corp. - Class A	7	213
Interpublic Group of Cos. Inc.	108	2,073
Interval Leisure Group Inc.	11	210
Intrawest Resorts Holdings Inc. (c)	3	26
iRobot Corp. (c)	8	234
Isle of Capri Casinos Inc. (c) (d)	6	108
J.C. Penney Co. Inc. (c) (d)	75	701
Jack in the Box Inc.	10	759
Jarden Corp. (c)	53	2,575
John Wiley & Sons Inc. - Class A	12	612
Johnson Controls Inc.	173	7,145
K12 Inc. (c)	8	99

See accompanying Notes to Schedules of Investments.

	Shares	Value
Kate Spade & Co. (c) (d)	33	632
KB Home	21	287
Kirkland’s Inc.	3	74
Kohl’s Corp.	54	2,485
Krispy Kreme Doughnuts Inc. (c) (d)	17	248
L Brands Inc.	66	5,908
La Quinta Holdings Inc. (c)	23	370
La-Z-Boy Inc.	13	353
Lands’ End Inc. (c) (d)	5	146
Las Vegas Sands Corp.	105	3,995
Lear Corp.	21	2,242
Leggett & Platt Inc.	36	1,504
Lennar Corp. - Class A (d)	46	2,198
LGI Homes Inc. (c) (d)	3	93
Liberty Broadband Corp. - Class A (c)	7	334
Liberty Broadband Corp. - Class C (c)	18	922
Liberty Global Plc - Class A (c)	4	130
Liberty Global Plc - Class A (c)	67	2,862
Liberty Global Plc - Class C (c)	9	300
Liberty Global Plc - Class C (c)	164	6,735
Liberty Interactive Corp. QVC Group - Class A (c)	117	3,059
Liberty Media Corp. - Class A (c)	25	903
Liberty Media Corp. - Class C (c)	54	1,857
Liberty TripAdvisor Holdings Inc. - Class A (c)	19	431
Liberty Ventures - Class A (c)	36	1,439
LifeLock Inc. (c) (d)	24	206
Lions Gate Entertainment Corp.	27	988
Lithia Motors Inc. - Class A	6	682
Live Nation Inc. (c) (d)	40	957
LKQ Corp. (c)	81	2,294
Lowe’s Cos. Inc.	250	17,240
Lululemon Athletica Inc. (c) (d)	30	1,535
Lumber Liquidators Holdings Inc. (c) (d)	7	97
M/I Homes Inc. (c)	6	139
Macy’s Inc.	89	4,593
Madison Square Garden Inc. - Class A (c)	15	1,081
Marcus Corp.	4	81
MarineMax Inc. (c)	8	115
Marriott International Inc. - Class A	58	3,951
Marriott Vacations Worldwide Corp.	7	488
Mattel Inc. (d)	90	1,906
Mattress Firm Holding Corp. (c) (d)	4	163
McDonald’s Corp.	253	24,954
MDC Holdings Inc. (d)	11	283
Media General Inc. (c) (d)	22	308
Men’s Wearhouse Inc.	11	454
Meredith Corp.	10	432
Meritage Homes Corp. (c) (d)	10	365
Metaldyne Performance Group Inc.	4	80
MGM Resorts International (c)	119	2,192
Michael Kors Holdings Ltd. (c)	53	2,222
Michaels Cos. Inc. (c)	22	497
Modine Manufacturing Co. (c)	11	85
Mohawk Industries Inc. (c)	16	2,998
Monro Muffler Brake Inc.	9	586
Morningstar Inc.	5	439
Motorcar Parts of America Inc. (c)	4	138
Movado Group Inc.	5	119
National CineMedia Inc.	18	239
Nautilus Inc. (c)	7	106
Netflix Inc. (c)	106	10,991
New Media Investment Group Inc.	13	194
New York Times Co. - Class A (d)	36	430
Newell Rubbermaid Inc.	71	2,819
News Corp. - Class A	103	1,299
Nexstar Broadcasting Group Inc. - Class A	8	383
Nike Inc. - Class B	180	22,164
Noodles & Co. - Class A (c) (d)	5	64
Nordstrom Inc.	38	2,718
Norwegian Cruise Line Holdings Ltd. (c) (d)	43	2,443
NutriSystem Inc.	8	218
NVR Inc. (c) (d)	1	1,573
O’Reilly Automotive Inc. (c) (d)	27	6,660
Office Depot Inc. (c)	132	846
Omnicom Group Inc. (d)	64	4,242
Outerwall Inc. (d)	5	298
Overstock.com Inc. (c)	4	68
Oxford Industries Inc.	4	301
Panera Bread Co. - Class A (c) (d)	7	1,294
Papa John’s International Inc.	8	523
Penn National Gaming Inc. (c) (d)	19	311
Penske Auto Group Inc. (d)	12	558
Pep Boys-Manny Moe & Jack (c)	12	142
PetMed Express Inc. (d)	5	76
Pier 1 Imports Inc. (d)	23	157
Pinnacle Entertainment Inc. (c)	15	507
Polaris Industries Inc. (d)	17	2,015
Pool Corp. (d)	11	818
Popeyes Louisiana Kitchen Inc. (c) (d)	6	322
Potbelly Corp. (c)	2	26
Priceline Group Inc. (c)	14	16,936
Pulte Homes Inc.	87	1,644
PVH Corp.	22	2,241
Ralph Lauren Corp. - Class A (d)	16	1,911
Red Robin Gourmet Burgers Inc. (c)	4	296
Regal Entertainment Group - Class A (d)	23	434
Regis Corp. (c)	10	136
Remy International Inc.	8	243
Rent-A-Center Inc. (d)	15	353
Rentrak Corp. (c) (d)	2	128
Restoration Hardware Holdings Inc. (c)	10	950
Ross Stores Inc.	109	5,287
Royal Caribbean Cruises Ltd.	46	4,129
Ruby Tuesday Inc. (c)	15	93
Ruth’s Hospitality Group Inc.	10	161
Ryland Group Inc.	13	516
Sally Beauty Holdings Inc. (c) (d)	42	990
Scholastic Corp. (d)	6	252
Scientific Games Corp. - Class A (c) (d)	15	157
Scripps Networks Interactive Inc. - Class A (d)	20	989
Sears Holdings Corp. (c) (d)	8	171
SeaWorld Entertainment Inc. (d)	19	332
Select Comfort Corp. (c)	15	323
Sequential Brands Group Inc. (c) (d)	7	100
Service Corp. International (d)	53	1,449
ServiceMaster Global Holdings Inc. (c) (d)	27	913
SFX Entertainment Inc. (c) (d)	8	4
Shake Shack Inc. - Class A (c) (d)	3	142
Shoe Carnival Inc.	4	88
Shutterfly Inc. (c)	10	344
Signet Jewelers Ltd.	20	2,759
Sinclair Broadcast Group Inc. - Class A (d)	18	450
Sirius XM Holdings Inc. (c) (d)	649	2,429
Six Flags Entertainment Corp. (d)	20	900
Skechers U.S.A. Inc. - Class A (c) (d)	11	1,501
Smith & Wesson Holding Corp. (c)	15	253
Sonic Automotive Inc. - Class A	9	183
Sonic Corp.	13	297
Sotheby’s	16	501
Stage Stores Inc. (d)	7	69
Standard Motor Products Inc.	5	190
Standard-Pacific Corp. (c)	39	311
Staples Inc.	168	1,972
Starbucks Corp.	396	22,520
Starz - Class A (c) (d)	23	863

See accompanying Notes to Schedules of Investments.

	Shares	Value
Stein Mart Inc.	9	84
Steiner Leisure Ltd. (c)	4	224
Steven Madden Ltd. (c) (d)	15	553
Strayer Education Inc. (c)	3	168
Sturm Ruger & Co. Inc. (d)	5	279
Superior Industries International Inc. (d)	5	97
Target Corp.	160	12,599
Taylor Morrison Home Corp. - Class A (c) (d)	10	180
Tegna Inc. (d)	57	1,273
Tempur Sealy International Inc. (c)	16	1,162
Tenneco Inc. (c) (d)	16	714
Tesla Motors Inc. (c) (d)	25	6,211
Texas Roadhouse Inc. (d)	16	610
Thor Industries Inc.	13	667
Tiffany & Co.	34	2,622
Tile Shop Holdings Inc. (c) (d)	8	95
Tilly’s Inc. - Class A (c)	1	9
Time Inc.	30	575
Time Warner Cable Inc.	75	13,394
Time Warner Inc.	218	14,973
TJX Cos. Inc.	180	12,832
Toll Brothers Inc. (c)	45	1,524
TopBuild Corp. (c)	10	303
Tower International Inc. (c)	5	119
Tractor Supply Co.	36	3,055
TravelCenters of America LLC (c)	9	90
Travelport Worldwide Ltd.	27	355
TRI Pointe Homes Inc. (c)	40	521
Tribune Publishing Co. (d)	6	44
TripAdvisor Inc. (c)	31	1,973
Tuesday Morning Corp. (c)	13	69
Tumi Holdings Inc. (c)	16	289
Tupperware Brands Corp. (d)	13	656
Twenty-First Century Fox Inc. - Class A	334	9,004
Twenty-First Century Fox Inc. - Class B	117	3,158
Ulta Salon Cosmetics & Fragrance Inc. (c)	16	2,621
Under Armour Inc. - Class A (c) (d)	47	4,576
Unifi Inc. (c)	4	112
Universal Electronics Inc. (c)	4	171
Universal Technical Institute Inc. (d)	4	13
Urban Outfitters Inc. (c)	28	808
Vail Resorts Inc.	10	1,001
Vera Bradley Inc. (c)	7	87
VF Corp.	90	6,116
Viacom Inc. - Class B	91	3,940
Vince Holding Corp. (c)	3	10
Vista Outdoor Inc. (c)	17	743
Visteon Corp. (c)	12	1,199
Vitamin Shoppe Inc. (c) (d)	7	244
Walt Disney Co.	426	43,539
Wayfair Inc. - Class A (c) (d)	6	217
WCI Communities Inc. (c)	5	118
Weight Watchers International Inc. (c) (d)	6	38
Wendy’s Co.	73	635
Weyco Group Inc.	1	31
Whirlpool Corp.	21	3,074
William Lyon Homes - Class A (c)	6	131
Williams-Sonoma Inc. (d)	23	1,744
Winmark Corp.	1	81
Winnebago Industries Inc. (d)	6	122
Wolverine World Wide Inc. (d)	27	584
World Wrestling Entertainment Inc. - Class A	10	164
Wyndham Worldwide Corp.	32	2,267
Wynn Resorts Ltd. (d)	21	1,126
Yum! Brands Inc.	114	9,124
Zoe’s Kitchen Inc. (c) (d)	5	207
Zulily Inc. - Class A (c)	15	254
Zumiez Inc. (c) (d)	6	91
		756,057
ENERGY - 0.1%
Murphy USA Inc. (c)	12	677
FINANCIALS - 0.4%
Starwood Hotels & Resorts Worldwide Inc.	45	2,988
INDUSTRIALS - 0.0%
NACCO Industries Inc. - Class A (d)	1	37
INFORMATION TECHNOLOGY - 0.0%
Loral Space & Communications Inc. (c)	3	161
Total Common Stocks (cost $688,190)		759,920

SHORT TERM INVESTMENTS - 10.3%
Securities Lending Collateral - 10.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	78,157	78,157
Total Short Term Investments (cost $78,157)		78,157
Total Investments - 110.5% (cost $766,347)		838,077
Other Assets and Liabilities, Net - (10.5%)		(79,971)
Total Net Assets - 100.0%		$758,106

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 0.1%
J Alexander’s Holdings Inc. (c)	3	$27
Lamar Advertising Co. - Class A (d)	14	738
		765
FINANCIALS - 99.2%
1st Source Corp.	2	58
Acadia Realty Trust	12	354
ACE Ltd.	56	5,823
Affiliated Managers Group Inc. (c)	10	1,625
AFLAC Inc.	75	4,355
AG Mortgage Investment Trust Inc.	4	61
Agree Realty Corp.	3	96
Alexander & Baldwin Inc. (d)	8	287
Alexander’s Inc.	—	147
Alexandria Real Estate Equities Inc.	13	1,076
Alleghany Corp. (c)	3	1,275
Allied World Assurance Co. Holdings Ltd.	16	619
Allstate Corp.	71	4,146
Ally Financial Inc. (c)	74	1,507
Altisource Asset Management Corp. (c)	—	4
Altisource Portfolio Solutions SA (c)	2	51
Altisource Residential Corp. - Class B (d)	9	132
Ambac Financial Group Inc. (c)	7	107
American Assets Trust Inc.	6	241
American Campus Communities Inc.	19	684
American Capital Agency Corp.	61	1,137
American Capital Mortgage Investment Corp.	9	139
American Equity Investment Life Holding Co. (d)	15	346
American Express Co.	158	11,692
American Financial Group Inc.	12	850
American Homes For Rent - Class A	30	477
American International Group Inc.	230	13,073
American Residential Properties Inc.	7	118
American Tower Corp.	73	6,415
Ameriprise Financial Inc.	32	3,448

See accompanying Notes to Schedules of Investments.

	Shares	Value
Ameris Bancorp	5	136
Amerisafe Inc.	3	170
AmTrust Financial Services Inc. (d)	6	397
Annaly Capital Management Inc.	162	1,597
Anworth Mortgage Asset Corp.	18	88
Aon Plc - Class A (d)	49	4,344
Apartment Investment & Management Co. - Class A	28	1,023
Apollo Commercial Real Estate Finance Inc. (d)	9	149
Apollo Residential Mortgage Inc.	4	57
Arch Capital Group Ltd. (c) (d)	21	1,572
Argo Group International Holdings Ltd.	5	265
Arlington Asset Investment Corp. - Class A (d)	3	43
ARMOUR Residential REIT Inc.	8	157
Arrow Financial Corp.	2	49
Arthur J Gallagher & Co.	29	1,202
Artisan Partners Asset Management Inc. - Class A	6	207
Ashford Hospitality Prime Inc.	4	59
Ashford Hospitality Trust Inc.	15	94
Aspen Insurance Holdings Ltd.	10	482
Associated Bancorp (d)	26	464
Assurant Inc.	12	918
Assured Guaranty Ltd.	26	642
Astoria Financial Corp.	15	238
AvalonBay Communities Inc.	23	4,023
Axis Capital Holdings Ltd.	18	953
Baldwin & Lyons Inc. - Class B	1	27
Banc of California Inc.	4	48
BancFirst Corp.	1	61
Bancorp Inc. (c)	5	39
BancorpSouth Inc.	16	373
Bank Mutual Corp.	6	49
Bank of America Corp.	1,813	28,251
Bank of Hawaii Corp. (d)	7	471
Bank of New York Mellon Corp. (a)	193	7,569
Bank of the Ozarks Inc.	13	578
BankUnited Inc.	18	650
Banner Corp.	3	165
BB&T Corp. (d)	134	4,779
BBCN Bancorp Inc. (d)	13	196
Beneficial Bancorp Inc. (c) (d)	15	197
Berkshire Hathaway Inc. - Class B (c)	201	26,252
Berkshire Hills Bancorp Inc.	5	131
BGC Partners Inc. - Class A	32	265
BioMed Realty Trust Inc.	35	707
BlackRock Inc. (d)	21	6,329
Blackstone Mortgage Trust Inc. - Class A	15	411
Blue Hills Bancorp Inc.	6	86
BofI Holding Inc. (c) (d)	2	311
BOK Financial Corp. (d)	4	289
Boston Private Financial Holdings Inc.	14	161
Boston Properties Inc.	27	3,152
Brandywine Realty Trust (d)	33	406
Brixmor Property Group Inc. (d)	30	706
Brookline Bancorp Inc.	13	131
Brown & Brown Inc. (d)	20	631
Bryn Mawr Bank Corp.	2	54
Calamos Asset Management Inc. - Class A (d)	3	27
Camden National Corp.	1	43
Camden Property Trust	15	1,125
Campus Crest Communities Inc.	9	48
Capital Bank Financial Corp. - Class A (c)	5	160
Capital One Financial Corp.	94	6,830
Capitol Federal Financial Inc. (d)	23	278
Capstead Mortgage Corp. (d)	16	156
Cardinal Financial Corp.	6	139
Care Capital Properties Inc.	15	482
CareTrust REIT Inc.	10	111
Cash America International Inc.	4	116
CatchMark Timber Trust Inc. - Class A	8	77
Cathay General Bancorp (d)	13	396
CBL & Associates Properties Inc.	29	398
CBOE Holdings Inc.	14	959
CBRE Group Inc. - Class A (c)	51	1,637
Cedar Shopping Centers Inc.	16	97
CenterState Banks of Florida Inc.	9	134
Central Pacific Financial Corp.	6	130
Charles Schwab Corp.	204	5,816
Chatham Lodging Trust	7	147
Chemical Financial Corp.	5	169
Chesapeake Lodging Trust	11	279
Chimera Investment Corp.	33	444
Chubb Corp.	40	4,852
Cincinnati Financial Corp.	27	1,432
CIT Group Inc.	30	1,201
Citigroup Inc.	524	25,988
Citizens Financial Group Inc.	75	1,791
Citizens Inc. - Class A (c) (d)	6	44
City Holdings Co.	3	146
City National Corp.	9	768
CME Group Inc.	55	5,121
CNO Financial Group Inc. (d)	33	629
CoBiz Financial Inc.	5	67
Cohen & Steers Inc.	4	106
Colony Capital Inc. - Class A (d)	19	368
Columbia Banking System Inc.	10	300
Columbia Property Trust Inc.	22	503
Comerica Inc.	31	1,286
Commerce Bancshares Inc.	15	688
Communications Sales & Leasing Inc. (d)	21	380
Community Bank System Inc. (d)	8	280
Community Trust Bancorp Inc.	2	81
ConnectOne Bancorp Inc.	5	98
Coresite Realty Corp.	4	223
Corporate Office Properties Trust (d)	15	324
Cousins Properties Inc.	37	344
Cowen Group Inc. - Class A (c) (d)	15	67
Credit Acceptance Corp. (c) (d)	1	232
Crown Castle International Corp.	57	4,531
CubeSmart	29	783
Cullen/Frost Bankers Inc. (d)	10	617
Customers Bancorp Inc. (c)	5	130
CVB Financial Corp. (d)	17	287
CyrusOne Inc. (d)	10	332
CYS Investments Inc.	26	191
DCT Industrial Trust Inc. (d)	15	522
DDR Corp. (d)	53	809
DiamondRock Hospitality Co.	36	399
Digital Realty Trust Inc.	24	1,553
Dime Community Bancshares Inc.	6	110
Discover Financial Services (d)	77	4,005
Donegal Group Inc. - Class A	1	20
Douglas Emmett Inc. (d)	24	690
Duke Realty Corp.	59	1,127
DuPont Fabros Technology Inc.	11	286
Dynex Capital Inc. (d)	7	48
E*TRADE Financial Corp. (c)	50	1,314
Eagle Bancorp Inc. (c)	5	233
East West Bancorp Inc.	25	948
EastGroup Properties Inc.	6	313
Eaton Vance Corp. (d)	21	701
Education Realty Trust Inc. (d)	8	273
EMC Insurance Group Inc.	1	28
Empire State Realty Trust Inc. - Class A (d)	19	321
Employer Holdings Inc.	6	132

See accompanying Notes to Schedules of Investments.

	Shares	Value
Encore Capital Group Inc. (c) (d)	4	154
Endurance Specialty Holdings Ltd. (d)	11	642
Enova International Inc. (c)	4	40
Enstar Group Ltd. (c)	2	268
Enterprise Financial Services Corp.	3	67
EPR Properties	10	525
Equity Commonwealth (c)	22	601
Equity Lifestyle Properties Inc.	14	812
Equity One Inc.	14	332
Equity Residential	63	4,707
Essent Group Ltd. (c)	10	250
Essex Property Trust Inc. (d)	11	2,500
EverBank Financial Corp.	15	282
Evercore Partners Inc. - Class A	6	315
Everest Re Group Ltd. (d)	8	1,331
Extra Space Storage Inc. (d)	19	1,455
EZCorp Inc. - Class A (c)	7	44
FBL Financial Group Inc. - Class A	2	102
FCB Financial Holdings Inc. - Class A (c)	5	174
Federal Agricultural Mortgage Corp. - Class C	1	35
Federal Realty Investment Trust (d)	12	1,599
Federated Investors Inc. - Class B (d)	17	478
Federated National Holding Co.	2	39
FelCor Lodging Trust Inc.	21	152
Fidelity & Guaranty Life	2	41
Fifth Third Bancorp (d)	140	2,655
Financial Engines Inc. (d)	9	259
First American Financial Corp. (d)	18	720
First Bancorp Inc. (c)	20	70
First Bancorp Inc.	3	43
First Cash Financial Services Inc. (c)	5	197
First Citizens BancShares Inc. - Class A	1	271
First Commonwealth Financial Corp.	17	152
First Community Bancshares Inc.	2	40
First Financial Bancorp	10	192
First Financial Bankshares Inc. (d)	9	279
First Financial Corp.	2	49
First Horizon National Corp.	42	591
First Industrial Realty Trust Inc.	20	426
First Interstate BancSystem Inc. - Class A	4	112
First Merchants Corp.	6	161
First Midwest Bancorp Inc.	14	249
First NBC Bank Holding Co. (c)	3	106
First Niagara Financial Group Inc.	62	631
First Potomac Realty Trust	12	129
First Republic Bank	25	1,562
FirstMerit Corp. (d)	30	524
Flagstar Bancorp Inc. (c)	3	65
Flushing Financial Corp.	6	123
FNB Corp. (d)	31	406
FNF Group	43	1,528
FNFV Group (c)	15	180
Forest City Enterprises Inc. - Class A (c)	39	785
Forestar Group Inc. (c) (d)	5	64
Franklin Resources Inc.	69	2,570
Franklin Street Properties Corp. (d)	14	155
Fulton Financial Corp.	30	360
GAMCO Investors Inc.	1	36
Gaming and Leisure Properties Inc. (d)	15	460
General Growth Properties Inc.	99	2,562
Genworth Financial Inc. - Class A (c) (d)	89	409
Geo Group Inc.	13	400
Getty Realty Corp.	4	59
Glacier Bancorp Inc.	13	340
Global Indemnity Plc (c)	1	33
Goldman Sachs Group Inc.	67	11,656
Government Properties Income Trust (d)	12	196
Gramercy Property Trust Inc.	11	221
Great Southern Bancorp Inc.	1	59
Great Western Bancorp Inc.	10	259
Green Dot Corp. (c) (d)	8	143
Greenhill & Co. Inc.	5	155
Greenlight Capital Re Ltd. - Class A (c)	5	116
Hancock Holding Co.	14	381
Hanmi Financial Corp.	6	147
Hannon Armstrong Sustainable Infrastructure Capital Inc. (d)	4	76
Hanover Insurance Group Inc.	8	607
Hartford Financial Services Group Inc. (d)	73	3,349
Hatteras Financial Corp.	17	252
HCC Insurance Holdings Inc.	16	1,275
HCI Group Inc.	1	53
HCP Inc.	80	2,983
Healthcare Realty Trust Inc. (d)	18	455
Healthcare Trust of America Inc. - Class A	21	520
Heartland Financial USA Inc.	3	114
Heritage Financial Corp.	6	106
Heritage Insurance Holdings Inc. (c)	5	100
Hersha Hospitality Trust	8	188
HFF Inc. - Class A	6	189
Highwoods Properties Inc.	17	645
Hilltop Holdings Inc. (c)	13	258
Home Bancshares Inc.	11	446
Home Properties Inc.	10	738
HomeStreet Inc. (c)	4	85
HomeTrust Bancshares Inc. (c)	3	48
Horace Mann Educators Corp.	7	225
Hospitality Properties Trust (d)	27	683
Host Hotels & Resorts Inc.	131	2,078
Howard Hughes Corp. (c) (d)	6	709
Hudson City Bancorp Inc.	84	855
Hudson Pacific Properties Inc.	13	374
Huntington Bancshares Inc. (d)	142	1,502
IberiaBank Corp.	7	388
Independent Bank Corp. (d)	4	190
Independent Bank Group Inc. (d)	2	81
Infinity Property & Casualty Corp.	2	169
InfraREIT Inc.	4	105
Inland Real Estate Corp.	16	132
Interactive Brokers Group Inc.	10	380
Intercontinental Exchange Inc.	19	4,502
International Bancshares Corp.	9	231
INTL FCStone Inc. (c)	2	54
Invesco Ltd. (d)	74	2,303
Invesco Mortgage Capital Inc.	22	266
Investment Technology Group Inc.	5	67
Investors Bancorp Inc. (d)	59	733
Investors Real Estate Trust (d)	19	149
Iron Mountain Inc.	34	1,064
iStar Inc. (c)	14	171
James River Group Holdings Ltd.	2	42
Janus Capital Group Inc. (d)	25	343
Jones Lang LaSalle Inc. (d)	8	1,130
JPMorgan Chase & Co.	641	39,072
Kansas City Life Insurance Co. (d)	1	27
KCG Holdings Inc. - Class A (c)	6	65
Kemper Corp. (d)	7	237
Kennedy-Wilson Holdings Inc.	14	308
KeyCorp	145	1,887
Kilroy Realty Corp.	15	990
Kimco Realty Corp.	72	1,762
Kite Realty Group Trust (d)	15	358
Lakeland Bancorp Inc.	5	59
Lakeland Financial Corp.	3	143
LaSalle Hotel Properties	20	575
LegacyTexas Financial Group Inc.	8	240

See accompanying Notes to Schedules of Investments.

	Shares	Value
Legg Mason Inc.	17	722
LendingTree Inc. (c) (d)	1	118
Leucadia National Corp. (d)	57	1,152
Lexington Realty Trust (d)	35	287
Liberty Property Trust	26	828
Lincoln National Corp.	44	2,078
Loews Corp.	51	1,835
LPL Financial Holdings Inc. (d)	15	592
LTC Properties Inc.	6	276
M&T Bank Corp. (d)	20	2,499
Macerich Co. (d)	23	1,765
Mack-Cali Realty Corp.	15	284
Maiden Holdings Ltd. (d)	10	139
Marcus & Millichap Inc. (c) (d)	3	121
MarketAxess Holdings Inc. (d)	6	593
Marsh & McLennan Cos. Inc.	93	4,841
MB Financial Inc.	13	438
MBIA Inc. (c) (d)	29	176
McGraw-Hill Financial Inc.	48	4,119
Medical Properties Trust Inc.	42	465
Mercury General Corp. (d)	5	243
Meridian Bancorp Inc.	3	41
MetLife Inc.	164	7,709
MFA Financial Inc.	65	444
MGIC Investment Corp. (c)	60	552
Mid-America Apartment Communities Inc.	13	1,046
Moelis & Co. - Class A	3	82
Monmouth Real Estate Investment Corp. - Class A (d)	12	115
Moody’s Corp.	32	3,104
Morgan Stanley	255	8,025
MSCI Inc.	18	1,056
NASDAQ Inc.	21	1,109
National Bank Holdings Corp. - Class A	5	93
National Health Investors Inc.	6	360
National Interstate Corp.	1	31
National Penn Bancshares Inc.	23	274
National Retail Properties Inc.	23	823
Nationstar Mortgage Holdings Inc. (c) (d)	7	91
Navient Corp.	67	748
Navigators Group Inc. (c)	2	148
NBT Bancorp Inc.	7	195
Nelnet Inc. - Class A	5	158
New Residential Investment Corp.	39	511
New Senior Investment Group Inc.	14	150
New York Community Bancorp Inc. (d)	76	1,379
New York Mortgage Trust Inc. (d)	18	98
New York REIT Inc.	29	290
Newcastle Investment Corp.	9	39
NMI Holdings Inc. - Class A (c)	7	55
Northern Trust Corp.	39	2,625
Northfield Bancorp Inc.	7	112
NorthStar Asset Management Group Inc.	35	502
NorthStar Realty Finance Corp. (d)	59	731
Northwest Bancshares Inc.	16	204
Ocwen Financial Corp. (c) (d)	22	145
OFG Bancorp (d)	6	54
Old National Bancorp (d)	21	291
Old Republic International Corp.	43	675
OM Asset Management Plc	8	117
Omega Healthcare Investors Inc.	28	979
One Liberty Properties Inc.	2	39
OneBeacon Insurance Group Ltd. - Class A	3	42
Oppenheimer Holdings Inc. - Class A	2	31
Opus Bank	3	116
Oritani Financial Corp.	6	86
Outfront Media Inc. (d)	23	478
PacWest Bancorp (d)	17	726
Paramount Group Inc. (d)	27	454
Parkway Properties Inc.	14	213
PartnerRe Ltd.	8	1,144
Pebblebrook Hotel Trust (d)	13	455
Pennsylvania REIT (d)	11	225
Pennymac Mortgage Investment Trust	13	204
People’s United Financial Inc. (d)	54	856
Peoples Bancorp Inc.	3	61
PHH Corp. (c)	9	126
Physicians Realty Trust	10	158
Pico Holdings Inc. (c)	3	31
Piedmont Office Realty Trust Inc. - Class A	28	497
Pinnacle Financial Partners Inc.	6	279
Piper Jaffray Cos. (c)	3	111
Plum Creek Timber Co. Inc.	30	1,200
PNC Financial Services Group Inc.	89	7,965
Popular Inc. (d)	18	549
Post Properties Inc.	10	569
Potlatch Corp.	7	206
PRA Group Inc. (c) (d)	8	442
Primerica Inc. (d)	9	418
Principal Financial Group Inc.	50	2,389
PrivateBancorp Inc.	14	520
ProAssurance Corp.	9	449
Progressive Corp.	102	3,118
ProLogis Inc. (d)	91	3,551
Prosperity Bancshares Inc.	12	579
Provident Financial Services Inc.	9	185
Prudential Financial Inc.	78	5,948
PS Business Parks Inc.	4	292
Public Storage	25	5,357
Pzena Investment Management Inc. - Class A	2	16
QTS Realty Trust Inc. - Class A	7	287
Radian Group Inc.	33	521
RAIT Financial Trust	19	94
Ramco-Gershenson Properties Trust	15	223
Raymond James Financial Inc.	23	1,128
Rayonier Inc. (d)	21	467
RCS Capital Corp. - Class A (c) (d)	4	3
Realogy Holdings Corp. (c)	25	945
Realty Income Corp. (d)	40	1,882
Redwood Trust Inc.	16	221
Regency Centers Corp.	17	1,036
Regions Financial Corp. (d)	229	2,066
Reinsurance Group of America Inc. (d)	11	1,018
RenaissanceRe Holdings Ltd.	8	842
Renasant Corp.	7	214
Republic Bancorp Inc. - Class A	1	36
Resource Capital Corp. (d)	4	50
Retail Opportunity Investments Corp.	16	271
Retail Properties of America Inc. - Class A	42	587
RLI Corp.	7	365
RLJ Lodging Trust (d)	23	569
Rouse Properties Inc. (d)	7	109
Ryman Hospitality Properties Inc.	8	400
S&T Bancorp Inc. (d)	5	178
Sabra Healthcare REIT Inc.	11	259
Safeguard Scientifics Inc. (c) (d)	3	45
Safety Insurance Group Inc.	2	135
Saul Centers Inc. (d)	2	126
Seacoast Banking Corp. of Florida (c)	3	50
SEI Investments Co.	24	1,159
Select Income REIT	12	219
Selective Insurance Group Inc.	10	325
Senior Housing Properties Trust	41	662
Signature Bank (c)	9	1,219
Silver Bay Realty Trust Corp.	5	81
Simmons First National Corp. - Class A	5	237

See accompanying Notes to Schedules of Investments.

	Shares	Value
Simon Property Group Inc.	54	9,863
SL Green Realty Corp. (d)	17	1,879
SLM Corp. (c)	77	566
South State Corp.	4	334
Southside Bancshares Inc. (d)	4	114
Sovran Self Storage Inc. (d)	6	577
Spirit Realty Capital Inc.	74	680
Springleaf Holdings Inc. (c)	10	422
Square 1 Financial Inc. - Class A (c)	4	98
St. Joe Co. (c)	13	254
STAG Industrial Inc.	11	207
StanCorp Financial Group Inc.	7	845
Starwood Property Trust Inc.	40	827
Starwood Waypoint Residential Trust (d)	7	164
State Auto Financial Corp.	2	53
State Bank Financial Corp.	6	127
State National Cos. Inc. (d)	4	40
State Street Corp. (d)	71	4,764
Sterling Bancorp	20	296
Stewart Information Services Corp.	4	156
Stifel Financial Corp. (c)	11	472
Stock Yards Bancorp Inc.	3	110
STORE Capital Corp.	8	171
Strategic Hotels & Resorts Inc. (c)	45	617
Summit Hotel Properties Inc.	14	169
Sun Communities Inc. (d)	9	595
Sunstone Hotel Investors Inc.	36	474
SunTrust Banks Inc.	90	3,426
SVB Financial Group (c)	9	1,042
Symetra Financial Corp.	14	428
Synchrony Financial (c) (d)	29	893
Synovus Financial Corp.	23	693
T. Rowe Price Group Inc. (d)	45	3,156
Talmer Bancorp Inc.	10	169
Tanger Factory Outlet Centers Inc.	17	552
Taubman Centers Inc.	11	728
TCF Financial Corp. (d)	27	414
TD Ameritrade Holding Corp. (d)	48	1,513
Tejon Ranch Co. (c)	2	47
Texas Capital Bancshares Inc. (c) (d)	8	417
TFS Financial Corp.	12	214
Third Point Reinsurance Ltd. (c)	11	142
Torchmark Corp.	21	1,210
TowneBank (d)	7	140
Travelers Cos. Inc. (d)	55	5,464
Trico Bancshares	3	84
Tristate Capital Holdings Inc. (c)	3	42
TrustCo Bank Corp. (d)	20	116
Trustmark Corp. (d)	11	251
Two Harbors Investment Corp.	65	569
U.S. Bancorp	306	12,545
UDR Inc.	44	1,522
UMB Financial Corp.	7	339
Umpqua Holdings Corp. (d)	38	625
Union Bankshares Corp.	7	180
United Bankshares Inc.	12	463
United Community Banks Inc.	9	176
United Financial Bancorp Inc.	7	91
United Fire Group Inc.	4	142
United Insurance Holdings Corp. (d)	2	31
Universal Health Realty Income Trust	2	116
Universal Insurance Holdings Inc.	6	173
Univest Corp. of Pennsylvania	4	82
Unum Group	43	1,380
Urban Edge Properties	17	357
Urstadt Biddle Properties Inc. - Class A	4	71
Validus Holdings Ltd.	14	647
Valley National Bancorp	42	415
Ventas Inc.	58	3,233
Vereit Inc. (d)	159	1,225
Virtus Investment Partners Inc. (d)	1	124
Vornado Realty Trust	29	2,655
Voya Financial Inc.	40	1,553
Waddell & Reed Financial Inc. - Class A (d)	15	519
Walker & Dunlop Inc. (c) (d)	5	119
Walter Investment Management Corp. (c) (d)	7	113
Washington Federal Inc. (d)	16	371
Washington REIT (d)	12	300
Washington Trust Bancorp Inc.	2	78
Waterstone Financial Inc. (d)	4	60
Webster Financial Corp.	16	569
Weingarten Realty Investors	20	670
Wells Fargo & Co.	845	43,378
Welltower Inc.	60	4,086
WesBanco Inc.	6	192
Westamerica Bancorp (d)	4	197
Western Alliance Bancorp (c)	16	478
Western Asset Mortgage Capital Corp. (d)	6	77
Westwood Holdings Group Inc.	1	81
Willis Group Holdings Plc	28	1,161
Wilshire Bancorp Inc.	13	135
Winthrop Realty Trust	5	69
Wintrust Financial Corp.	8	405
WisdomTree Investments Inc. (d)	20	322
World Acceptance Corp. (c) (d)	1	31
WP Carey Inc.	17	995
WP Glimcher Inc.	33	386
WR Berkley Corp.	17	930
WSFS Financial Corp.	5	144
Xenia Hotels & Resorts Inc. (d)	18	322
XL Group Plc	52	1,904
Zions Bancorp (d)	35	971
		629,372
INDUSTRIALS - 0.1%
Corrections Corp. of America	21	615
INFORMATION TECHNOLOGY - 0.5%
Equinix Inc. (d)	10	2,714
MATERIALS - 0.4%
Weyerhaeuser Co.	90	2,448
Total Common Stocks (cost $583,848)		635,914

SHORT TERM INVESTMENTS - 11.3%
Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	71,656	71,656
Total Short Term Investments (cost $71,656)		71,656
Total Investments - 111.6% (cost $655,504)		707,570
Other Assets and Liabilities, Net - (11.6%)		(73,290)
Total Net Assets - 100.0%		$634,280

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 100.4%
CONSUMER STAPLES - 0.0%
IGI Laboratories Inc. (c) (d)	30	$194
HEALTH CARE - 100.4%
AAC Holdings Inc. (c) (d)	7	156
Abaxis Inc.	20	860
Abbott Laboratories	1,453	58,435

See accompanying Notes to Schedules of Investments.

	Shares	Value
AbbVie Inc.	1,682	91,500
Abiomed Inc. (c)	38	3,528
Acadia HealthCare Co. Inc. (c)	56	3,740
ACADIA Pharmaceuticals Inc. (c)	80	2,660
Accelerate Diagnostics Inc. (c) (d)	24	384
Acceleron Pharma Inc. (c) (d)	18	449
Accuray Inc. (c) (d)	73	362
Aceto Corp.	26	722
Achillion Pharmaceuticals Inc. (c) (d)	89	612
Acorda Therapeutics Inc. (c) (d)	39	1,035
Adeptus Health Inc. - Class A (c) (d)	12	981
Advaxis Inc. (c) (d)	24	248
Aegerion Pharmaceuticals Inc. (c) (d)	29	395
Aerie Pharmaceuticals Inc. (c) (d)	29	507
Aetna Inc.	341	37,319
Affymetrix Inc. (c) (d)	91	780
Agilent Technologies Inc.	326	11,192
Agios Pharmaceuticals Inc. (c) (d)	21	1,496
Air Methods Corp. (c) (d)	37	1,245
Akorn Inc. (c) (d)	77	2,190
Albany Molecular Research Inc. (c) (d)	26	460
Alder Biopharmaceuticals Inc. (c)	23	754
Alere Inc. (c)	78	3,736
Alexion Pharmaceuticals Inc. (c)	219	34,325
Align Technology Inc. (c)	67	3,789
Alkermes Plc (c) (d)	145	8,511
Allergan Plc (c)	384	104,273
Allscripts-Misys Healthcare Solutions Inc. (c)	167	2,075
Almost Family Inc. (c)	6	244
Alnylam Pharmaceuticals Inc. (c) (d)	73	5,856
AMAG Pharmaceuticals Inc. (c) (d)	34	1,352
Amedisys Inc. (c)	25	968
AmerisourceBergen Corp.	205	19,448
Amgen Inc.	743	102,806
Amicus Therapeutics Inc. (c)	108	1,506
AMN Healthcare Services Inc. (c)	48	1,433
Amphastar Pharmaceuticals Inc. (c)	27	315
Amsurg Corp. (c)	48	3,755
Anacor Pharmaceuticals Inc. (c)	37	4,344
Analogic Corp.	13	1,077
AngioDynamics Inc. (c)	27	361
ANI Pharmaceuticals Inc. (c) (d)	6	253
Anika Therapeutics Inc. (c)	15	470
Antares Pharma Inc. (c) (d)	135	230
Anthem Inc.	258	36,178
Aratana Therapeutics Inc. (c)	31	260
Arena Pharmaceuticals Inc. (c) (d)	225	430
Ariad Pharmaceuticals Inc. (c)	172	1,005
Array BioPharma Inc. (c) (d)	129	590
Arrowhead Research Corp. (c) (d)	56	325
Atara Biotherapeutics Inc. (c) (d)	17	534
athenahealth Inc. (c) (d)	38	5,111
AtriCure Inc. (c)	25	545
Avalanche Biotechnologies Inc. (c) (d)	16	133
Baxalta Inc.	533	16,782
Baxter International Inc. (d)	533	17,525
Becton Dickinson & Co. (d)	205	27,159
Bellicum Pharmaceuticals Inc. (c) (d)	20	286
Bio-Rad Laboratories Inc. - Class A (c)	20	2,656
Bio-Techne Corp.	37	3,440
BioCryst Pharmaceuticals Inc. (c) (d)	53	601
BioDelivery Sciences International Inc. (c) (d)	36	203
Biogen Inc. (c)	230	66,975
BioMarin Pharmaceutical Inc. (c)	157	16,576
BioScrip Inc. (c) (d)	50	93
Biotime Inc. (c) (d)	40	120
Bluebird Bio Inc. (c) (d)	32	2,756
Boston Scientific Corp. (c)	1,315	21,580
Bristol-Myers Squibb Co.	1,630	96,474
Brookdale Senior Living Inc. (c)	178	4,082
Bruker Corp. (c) (d)	117	1,925
Cambrex Corp. (c)	31	1,215
Cantel Medical Corp. (d)	34	1,909
Capital Senior Living Corp. (c)	26	514
Cardinal Health Inc.	324	24,853
Cardiovascular Systems Inc. (c) (d)	24	384
Castlight Health Inc. - Class B (c) (d)	22	91
Catalent Inc. (c)	90	2,196
Celgene Corp. (c)	775	83,881
Celldex Therapeutics Inc. (c) (d)	94	992
Cempra Inc. (c)	31	853
Centene Corp. (c) (d)	110	5,975
Cepheid Inc. (c) (d)	70	3,150
Cerner Corp. (c)	302	18,132
Cerus Corp. (c) (d)	107	486
Charles River Laboratories International Inc. (c) (d)	47	2,975
Chemed Corp.	17	2,251
Chimerix Inc. (c)	40	1,533
CIGNA Corp.	251	33,953
Civitas Solutions Inc. (c)	10	238
Clovis Oncology Inc. (c)	29	2,627
Coherus Biosciences Inc. (c)	16	321
Community Health Systems Inc. (c)	114	4,880
Computer Programs & Systems Inc. (d)	10	432
Conmed Corp.	26	1,224
Cooper Cos. Inc. (d)	47	6,938
Corcept Therapeutics Inc. (c) (d)	48	182
Corvel Corp. (c)	8	267
CR Bard Inc.	72	13,454
CTI BioPharma Corp. (c) (d)	138	202
Cyberonics Inc. (c) (d)	25	1,548
Cynosure Inc. - Class A (c)	19	569
DaVita HealthCare Partners Inc. (c)	168	12,185
Dentsply International Inc.	136	6,853
DepoMed Inc. (c) (d)	59	1,105
DexCom Inc. (c) (d)	78	6,716
Diplomat Pharmacy Inc. (c) (d)	36	1,030
Dyax Corp. (c)	141	2,699
Dynavax Technologies Corp. (c)	32	790
Eagle Pharmaceuticals Inc. (c) (d)	9	653
Edwards Lifesciences Corp. (c)	104	14,851
Eli Lilly & Co.	978	81,821
Emergent BioSolutions Inc. (c)	31	874
Enanta Pharmaceuticals Inc. (c) (d)	9	308
Endo International Plc (c) (d)	197	13,658
Endocyte Inc. (c) (d)	43	197
Endologix Inc. (c) (d)	59	720
Ensign Group Inc.	24	1,034
Entellus Medical Inc. (c) (d)	5	95
Envision Healthcare Holdings Inc. (c) (d)	183	6,737
Epizyme Inc. (c) (d)	21	267
Esperion Therapeutics Inc. (c) (d)	12	283
Exact Sciences Corp. (c) (d)	95	1,714
ExacTech Inc. (c)	6	108
ExamWorks Group Inc. (c) (d)	35	1,035
Exelixis Inc. (c) (d)	241	1,351
Express Scripts Holding Co. (c)	711	57,588
FibroGen Inc. (c) (d)	44	966
Five Prime Therapeutics Inc. (c)	15	237
Fluidigm Corp. (c) (d)	24	194
Foundation Medicine Inc. (c) (d)	9	167
Genesis Healthcare Inc. - Class A (c)	38	232
GenMark Diagnostics Inc. (c) (d)	32	250
Genomic Health Inc. (c) (d)	15	313
Geron Corp. (c) (d)	152	419

See accompanying Notes to Schedules of Investments.

	Shares	Value
Gilead Sciences Inc.	1,436	141,024
Globus Medical Inc. - Class A (c)	67	1,383
Greatbatch Inc. (c) (d)	24	1,379
Haemonetics Corp. (c)	52	1,678
Halozyme Therapeutics Inc. (c) (d)	101	1,350
Halyard Health Inc. (c) (d)	43	1,211
Hanger Orthopedic Group Inc. (c) (d)	32	436
HCA Holdings Inc. (c)	324	25,073
Health Net Inc. (c)	75	4,546
HealthEquity Inc. (c) (d)	37	1,084
HealthSouth Corp. (d)	88	3,368
HealthStream Inc. (c)	24	515
Healthways Inc. (c)	25	282
HeartWare International Inc. (c) (d)	17	863
Henry Schein Inc. (c)	81	10,796
Hill-Rom Holdings Inc.	55	2,885
HMS Holdings Corp. (c)	79	689
Hologic Inc. (c)	233	9,124
Horizon Pharma Plc (c) (d)	126	2,496
Humana Inc.	146	26,217
ICU Medical Inc. (c)	15	1,660
Idexx Laboratories Inc. (c) (d)	91	6,792
Illumina Inc. (c)	141	24,769
Immune Design Corp. (c) (d)	6	78
Immunogen Inc. (c) (d)	89	851
Immunomedics Inc. (c) (d)	83	143
Impax Laboratories Inc. (c)	69	2,414
INC Research Holdings Inc. - Class A (c)	28	1,118
Incyte Corp. (c)	158	17,451
Infinity Pharmaceuticals Inc. (c)	42	352
Inogen Inc. (c)	14	663
Inovalon Holdings Inc. - Class A (c) (d)	29	603
Inovio Pharmaceuticals Inc. (c) (d)	88	509
Insmed Inc. (c)	59	1,090
Insulet Corp. (c)	55	1,421
Insys Therapeutics Inc. (c) (d)	22	628
Integra LifeSciences Holdings Corp. (c)	30	1,767
Intercept Pharmaceuticals Inc. (c) (d)	16	2,705
Intersect ENT Inc. (c)	18	411
Intra-Cellular Therapies Inc. (c) (d)	25	1,021
Intrexon Corp. (c) (d)	41	1,311
Intuitive Surgical Inc. (c)	36	16,543
Invacare Corp.	25	365
IPC Healthcare Inc. (c)	16	1,233
Ironwood Pharmaceuticals Inc. - Class A (c)	123	1,286
Isis Pharmaceuticals Inc. (c) (d)	115	4,655
Jazz Pharmaceuticals Plc (c)	60	8,010
Johnson & Johnson	2,709	252,925
K2M Group Holdings Inc. (c)	26	475
Karyopharm Therapeutics Inc. (c) (d)	15	156
Keryx Biopharmaceuticals Inc. (c) (d)	96	338
Kindred Healthcare Inc.	80	1,252
Kite Pharma Inc. (c) (d)	27	1,500
KYTHERA Biopharmaceuticals Inc. (c)	18	1,361
Laboratory Corp. of America Holdings (c)	97	10,558
Landauer Inc.	9	341
Lannett Co. Inc. (c) (d)	29	1,209
LDR Holding Corp. (c) (d)	27	924
Lexicon Pharmaceuticals Inc. (c) (d)	36	391
LHC Group Inc. (c)	12	518
Lifepoint Health Inc. (c) (d)	43	3,055
Ligand Pharmaceuticals Inc. (c) (d)	17	1,445
Lion Biotechnologies Inc. (c)	29	166
Luminex Corp. (c)	36	610
MacroGenics Inc. (c)	28	595
Magellan Health Services Inc. (c)	26	1,434
Mallinckrodt Plc (c)	114	7,296
MannKind Corp. (c) (d)	256	821
Masimo Corp. (c)	50	1,943
McKesson Corp.	226	41,837
MedAssets Inc. (c)	55	1,099
Medicines Co. (c) (d)	67	2,534
Medidata Solutions Inc. (c) (d)	54	2,277
Medivation Inc. (c)	152	6,463
MEDNAX Inc. (c) (d)	94	7,191
Medtronic Plc (d)	1,385	92,690
Merck & Co. Inc.	2,761	136,377
Merge Healthcare Inc. (c)	55	393
Meridian Bioscience Inc.	39	663
Merit Medical Systems Inc. (c)	38	904
Merrimack Pharmaceuticals Inc. (c) (d)	90	765
Mettler-Toledo International Inc. (c)	27	7,799
MiMedx Group Inc. (c) (d)	97	935
Mirati Therapeutics Inc. (c)	14	485
Molina Healthcare Inc. (c) (d)	40	2,737
Momenta Pharmaceuticals Inc. (c)	59	969
Mylan NV (c) (d)	409	16,459
Myriad Genetics Inc. (c) (d)	67	2,512
Natus Medical Inc. (c)	32	1,268
Nektar Therapeutics (c) (d)	136	1,486
Neogen Corp. (c) (d)	37	1,676
Neurocrine Biosciences Inc. (c)	82	3,275
Nevro Corp. (c) (d)	14	647
NewLink Genetics Corp. (c) (d)	20	702
Northwest Biotherapeutics Inc. (c) (d)	69	429
Novavax Inc. (c) (d)	255	1,800
NuVasive Inc. (c)	46	2,203
NxStage Medical Inc. (c)	48	759
Ocular Therapeutix Inc. (c) (d)	13	189
Omeros Corp. (c) (d)	38	411
Omnicell Inc. (c)	33	1,017
OncoMed Pharmaceuticals Inc. (c)	12	191
Ophthotech Corp. (c)	23	945
Opko Health Inc. (c) (d)	311	2,616
OraSure Technologies Inc. (c)	40	177
Orexigen Therapeutics Inc. (c) (d)	93	196
Organovo Holdings Inc. (c) (d)	65	173
Orthofix International NV (c)	18	594
Osiris Therapeutics Inc. (c) (d)	18	332
Otonomy Inc. (c)	11	196
OvaScience Inc. (c) (d)	24	206
Owens & Minor Inc. (d)	63	2,023
Pacific Biosciences of California Inc. (c) (d)	56	205
Pacira Pharmaceuticals Inc. (c)	36	1,490
PAREXEL International Corp. (c) (d)	55	3,429
Patterson Cos. Inc. (d)	86	3,708
PDL BioPharma Inc. (d)	138	695
PerkinElmer Inc.	109	4,987
Perrigo Co. Plc	143	22,499
Pfizer Inc.	6,017	188,996
PharMerica Corp. (c)	31	889
Phibro Animal Health Corp. - Class A	17	528
Portola Pharmaceuticals Inc. (c)	42	1,811
PRA Health Sciences Inc. (c) (d)	21	803
Premier Inc. - Class A (c)	36	1,244
Prestige Brands Holdings Inc. (c)	52	2,343
Progenics Pharmaceuticals Inc. (c) (d)	80	455
Prothena Corp. Plc (c)	31	1,405
Providence Services Corp. (c)	12	531
PTC Therapeutics Inc. (c)	28	756
Puma Biotechnology Inc. (c) (d)	28	2,093
Quality Systems Inc.	41	507
Quest Diagnostics Inc. (d)	141	8,691
Quidel Corp. (c) (d)	25	466
Quintiles Transnational Holdings Inc. (c)	89	6,189
Radius Health Inc. (c)	27	1,872

See accompanying Notes to Schedules of Investments.

	Shares	Value
Raptor Pharmaceutical Corp. (c) (d)	87	527
Regeneron Pharmaceuticals Inc. (c)	74	34,520
Regulus Therapeutics Inc. (c)	22	146
Relypsa Inc. (c)	22	403
Repligen Corp. (c)	29	795
ResMed Inc. (d)	140	7,109
Retrophin Inc. (c)	30	599
Revance Therapeutics Inc. (c) (d)	17	498
Rockwell Medical Technologies Inc. (c) (d)	47	361
Sage Therapeutics Inc. (c) (d)	13	533
Sagent Pharmaceuticals Inc. (c)	22	334
Sangamo Biosciences Inc. (c)	58	329
Sarepta Therapeutics Inc. (c) (d)	37	1,193
Sciclone Pharmaceuticals Inc. (c)	43	296
Seattle Genetics Inc. (c) (d)	109	4,196
Select Medical Holdings Corp.	88	947
Sequenom Inc. (c) (d)	102	178
Sirona Dental Systems Inc. (c)	54	4,994
Spark Therapeutics Inc. (c) (d)	7	288
Spectranetics Corp. (c)	39	460
Spectrum Pharmaceuticals Inc. (c)	72	428
St. Jude Medical Inc. (d)	274	17,256
Staar Surgical Co. (c) (d)	32	251
STERIS Corp. (d)	60	3,889
Stryker Corp. (d)	333	31,319
Sucampo Pharmaceuticals Inc. - Class A (c)	24	481
Supernus Pharmaceuticals Inc. (c)	37	524
Surgical Care Affiliates Inc. (c)	29	956
SurModics Inc. (c)	14	317
Synergy Pharmaceuticals Inc. (c)	89	473
Synta Pharmaceuticals Corp. (c) (d)	93	162
Team Health Holdings Inc. (c)	72	3,884
Teleflex Inc. (d)	41	5,125
Tenet Healthcare Corp. (c) (d)	99	3,657
TESARO Inc. (c) (d)	25	1,022
Tetraphase Pharmaceuticals Inc. (c) (d)	26	197
TG Therapeutics Inc. (c) (d)	33	333
TherapeuticsMD Inc. (c) (d)	119	698
Theravance Biopharma Inc. (c) (d)	20	215
Theravance Inc. (d)	74	535
Thermo Fisher Scientific Inc. (d)	389	47,523
Thoratec Corp. (c)	52	3,313
Tornier BV (c)	37	764
Triple-S Management Corp. - Class B (c)	28	503
Ultragenyx Pharmaceutical Inc. (c)	26	2,458
Unilife Corp. (c) (d)	98	96
United Therapeutics Corp. (c) (d)	45	5,915
UnitedHealth Group Inc.	930	107,945
Universal American Corp. (c) (d)	41	278
Universal Health Services Inc. - Class B	90	11,273
US Physical Therapy Inc.	11	479
Vanda Pharmaceuticals Inc. (c) (d)	40	449
Varian Medical Systems Inc. (c)	98	7,265
Vascular Solutions Inc. (c)	16	524
VCI Inc. (c)	81	4,249
Veeva Systems Inc. - Class A (c) (d)	68	1,594
Versartis Inc. (c) (d)	13	148
Vertex Pharmaceuticals Inc. (c)	238	24,810
Vital Therapies Inc. (c) (d)	15	61
Vivus Inc. (c) (d)	116	190
Vocera Communications Inc. (c)	18	210
VWR Corp. (c) (d)	42	1,088
Waters Corp. (c) (d)	81	9,537
WellCare Health Plans Inc. (c)	43	3,735
West Pharmaceutical Services Inc. (d)	70	3,776
Wright Medical Group Inc. (c) (d)	52	1,087
XenoPort Inc. (c) (d)	53	185
XOMA Corp. (c) (d)	108	81
Zafgen Inc. (c)	15	466
Zeltiq Aesthetics Inc. (c)	28	887
Zimmer Biomet Holdings Inc. (d)	169	15,882
ZIOPHARM Oncology Inc. (c) (d)	128	1,151
Zoetis Inc. - Class A	464	19,088
ZS Pharma Inc. (c) (d)	14	916
		2,922,263
Total Common Stocks (cost $2,802,933)		2,922,457

SHORT TERM INVESTMENTS - 5.5%
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	161,869	161,869
Total Short Term Investments (cost $161,869)		161,869
Total Investments - 105.9% (cost $2,964,802)		3,084,326
Other Assets and Liabilities, Net - (5.9%)		(172,705)
Total Net Assets - 100.0%		$2,911,621

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.9%
ENERGY - 99.8%
Abraxas Petroleum Corp. (c)	85	$108
Alon USA Energy Inc.	24	441
Anadarko Petroleum Corp.	433	26,145
Antero Resources Corp. (c) (d)	70	1,488
Apache Corp.	321	12,590
Approach Resources Inc. (c) (d)	33	62
Atwood Oceanics Inc. (d)	52	777
Baker Hughes Inc.	371	19,282
Basic Energy Services Inc. (c) (d)	30	97
Bill Barrett Corp. (c) (d)	42	138
Bonanza Creek Energy Inc. (c) (d)	34	140
Bristow Group Inc. (d)	30	777
C&J Energy Services Ltd. (c) (d)	38	135
Cabot Oil & Gas Corp. (d)	353	7,710
California Resources Corp. (d)	264	685
Callon Petroleum Co. (c)	53	387
Cameron International Corp. (c)	163	10,007
CARBO Ceramics Inc. (d)	18	346
Carrizo Oil & Gas Inc. (c)	42	1,269
Cheniere Energy Inc. (c)	192	9,256
Chesapeake Energy Corp. (d)	510	3,736
Chevron Corp.	1,603	126,409
Cimarex Energy Co. (d)	80	8,186
Clayton Williams Energy Inc. (c) (d)	5	193
Clean Energy Fuels Corp. (c) (d)	60	268
Cloud Peak Energy Inc. (c) (d)	49	129
Cobalt International Energy Inc. (c)	247	1,747
Columbia Pipeline Group Inc.	271	4,952
Concho Resources Inc. (c)	102	10,059
ConocoPhillips Co.	1,051	50,396
CONSOL Energy Inc. (d)	194	1,905
Contango Oil & Gas Co. (c)	13	99
Continental Resources Inc. (c)	80	2,309
Core Laboratories NV (d)	36	3,629
CVR Energy Inc. (d)	15	613
Delek US Holdings Inc.	46	1,269
Denbury Resources Inc. (d)	306	748
Devon Energy Corp.	333	12,349
Diamond Offshore Drilling Inc. (d)	59	1,019
Diamondback Energy Inc. (c)	54	3,467
Dril-Quip Inc. (c) (d)	33	1,928

See accompanying Notes to Schedules of Investments.

	Shares	Value
Eclipse Resources Corp. (c) (d)	44	85
Enbridge Energy Management LLC (c)	46	1,098
Energen Corp.	67	3,346
Energy XXII Ltd. (d)	81	85
EnLink Midstream LLC	42	764
Ensco Plc - Class A (d)	200	2,810
EOG Resources Inc.	468	34,060
EQT Corp.	130	8,414
Era Group Inc. (c)	17	258
EXCO Resources Inc. (d)	131	98
Exterran Holdings Inc.	56	1,016
Exxon Mobil Corp.	3,563	264,915
Fairmount Santrol Holdings Inc. (c) (d)	34	93
FMC Technologies Inc. (c)	197	6,105
Forum Energy Technologies Inc. (c)	54	663
Frank’s International NV	33	500
Gastar Exploration Inc. (c) (d)	56	64
Geospace Technologies Corp. (c) (d)	11	158
Green Plains Inc.	31	606
Gulfport Energy Corp. (c)	91	2,703
Halcon Resources Corp. (c) (d)	309	164
Halliburton Co.	725	25,637
Helix Energy Solutions Group Inc. (c)	87	415
Helmerich & Payne Inc. (d)	92	4,331
Hess Corp.	221	11,039
HollyFrontier Corp.	158	7,704
Hornbeck Offshore Services Inc. (c) (d)	27	363
ION Geophysical Corp. (c) (d)	110	43
Jones Energy Inc. - Class A (c)	24	117
Key Energy Services Inc. (c) (d)	112	53
Kinder Morgan Inc.	1,571	43,477
Kosmos Energy Ltd. (c)	114	636
Laredo Petroleum Holdings Inc. (c) (d)	137	1,294
LinnCo LLC (d)	106	287
Magnum Hunter Resources Corp. (c) (d)	146	50
Marathon Oil Corp.	575	8,858
Marathon Petroleum Corp.	463	21,455
Matador Resources Co. (c) (d)	66	1,364
Matrix Service Co. (c)	23	509
McDermott International Inc. (c) (d)	205	882
Memorial Resource Development Corp. (c) (d)	87	1,530
Murphy Oil Corp. (d)	144	3,484
Nabors Industries Ltd.	248	2,342
National Oilwell Varco Inc. (d)	331	12,450
Natural Gas Services Group Inc. (c)	11	208
Newfield Exploration Co. (c) (d)	139	4,559
Newpark Resources Inc. (c)	73	374
Noble Corp. Plc (d)	206	2,243
Noble Energy Inc.	365	11,025
Northern Oil and Gas Inc. (c) (d)	46	202
Oasis Petroleum Inc. (c) (d)	108	935
Occidental Petroleum Corp.	655	43,305
Oceaneering International Inc. (d)	84	3,293
Oil States International Inc. (c) (d)	42	1,091
Oneok Inc.	178	5,720
Parker Drilling Co. (c)	104	275
Parsley Energy Inc. - Class A (c)	78	1,175
Patterson-UTI Energy Inc. (d)	125	1,648
PBF Energy Inc. - Class A (d)	73	2,060
PDC Energy Inc. (c) (d)	34	1,802
Peabody Energy Corp. (d)	232	321
Penn Virginia Corp. (c) (d)	59	31
PHI Inc. (c)	10	194
Phillips 66	462	35,518
Pioneer Energy Services Corp. (c)	51	106
Pioneer Natural Resources Co.	127	15,482
QEP Resources Inc.	150	1,878
Range Resources Corp. (d)	144	4,622
Renewable Energy Group Inc. (c)	25	208
Rex Energy Corp. (c) (d)	43	90
Rex Stores Corp. (c) (d)	6	287
Rice Energy Inc. (c) (d)	58	933
RigNet Inc. (c) (d)	12	296
Rowan Cos. Plc - Class A (d)	101	1,629
RPC Inc. (d)	56	498
RSP Permian Inc. (c) (d)	46	938
Sanchez Energy Corp. (c) (d)	47	287
SandRidge Energy Inc. (c) (d)	304	82
Schlumberger Ltd.	1,082	74,632
SEACOR Holdings Inc. (c)	15	887
SemGroup Corp. - Class A (d)	37	1,611
Seventy Seven Energy Inc. (c) (d)	40	55
SM Energy Co. (d)	57	1,834
Solazyme Inc. (c) (d)	48	126
Southwestern Energy Co. (c)	327	4,153
Spectra Energy Corp.	572	15,034
Stone Energy Corp. (c) (d)	50	249
Superior Energy Services Inc.	128	1,617
Synergy Resources Corp. (c) (d)	74	728
Targa Resources Corp.	45	2,329
Tesco Corp.	28	202
Tesoro Corp.	107	10,432
Tetra Technologies Inc. (c) (d)	69	407
Tidewater Inc.	41	534
Transocean Partners LLC	18	169
Triangle Petroleum Corp. (c) (d)	54	77
Ultra Petroleum Corp. (c) (d)	132	842
Unit Corp. (c) (d)	41	464
Valero Energy Corp.	434	26,055
W&T Offshore Inc. (d)	33	98
Weatherford International Plc (c) (d)	661	5,604
Western Refining Inc.	65	2,879
Westmoreland Coal Co. (c) (d)	13	177
Whiting Petroleum Corp. (c)	173	2,647
Williams Cos. Inc.	607	22,350
World Fuel Services Corp.	62	2,210
WPX Energy Inc. (c) (d)	200	1,324
		1,126,616
MATERIALS - 0.1%
US Silica Holdings Inc.	46	643
Total Common Stocks (cost $1,415,617)		1,127,259

SHORT TERM INVESTMENTS - 5.9%
Investment Company - 0.3%
JNL Money Market Fund, 0.10% (a) (b)	3,585	3,585
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	63,034	63,034
Total Short Term Investments (cost $66,619)		66,619
Total Investments - 105.8% (cost $1,482,236)		1,193,878
Other Assets and Liabilities, Net - (5.8%)		(65,761)
Total Net Assets - 100.0%		$1,128,117

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 0.3%
Cimpress NV (c) (d)	8	$578
Coupons.com Inc. (c) (d)	13	113
HomeAway Inc. (c) (d)	24	644
Pandora Media Inc. (c) (d)	52	1,109

See accompanying Notes to Schedules of Investments.

	Shares	Value
RetailMeNot Inc. (c)	7	56
Sabre Corp.	36	979
Shutterstock Inc. (c) (d)	5	146
		3,625
FINANCIALS - 0.0%
Everi Holdings Inc. (c)	18	93
INDUSTRIALS - 0.1%
Belden Inc.	11	528
Paylocity Holding Corp. (c)	4	129
		657
INFORMATION TECHNOLOGY - 99.7%
3D Systems Corp. (c) (d)	27	314
Accenture Plc - Class A	163	15,986
ACI Worldwide Inc. (c)	31	664
Activision Blizzard Inc. (d)	133	4,101
Actua Corp. (c)	10	116
Acxiom Corp. (c)	20	391
Adobe Systems Inc. (c)	130	10,715
ADTRAN Inc.	13	187
Advanced Energy Industries Inc. (c)	11	288
Advanced Micro Devices Inc. (c) (d)	176	303
Akamai Technologies Inc. (c) (d)	46	3,189
Alliance Data Systems Corp. (c)	16	4,197
Altera Corp.	78	3,904
Ambarella Inc. (c) (d)	8	462
Amkor Technology Inc. (c)	27	120
Amphenol Corp. - Class A (d)	80	4,076
Analog Devices Inc.	82	4,618
Angie’s List Inc. (c) (d)	9	43
Anixter International Inc. (c)	8	443
Ansys Inc. (c)	24	2,072
Apple Inc.	1,498	165,247
Applied Materials Inc.	321	4,722
Applied Micro Circuits Corp. (c) (d)	21	110
Arista Networks Inc. (c) (d)	9	577
Arris Group Inc. (c) (d)	35	898
Arrow Electronics Inc. (c)	25	1,369
Aspen Technology Inc. (c) (d)	23	853
Atmel Corp.	108	869
Autodesk Inc. (c) (d)	59	2,606
Automatic Data Processing Inc. (d)	122	9,795
Avago Technologies Ltd. (d)	68	8,459
Avnet Inc.	35	1,499
AVX Corp.	12	157
Badger Meter Inc.	4	231
Bankrate Inc. (c)	18	185
Barracuda Networks Inc. (c)	4	70
Bazaarvoice Inc. (c) (d)	12	54
Benchmark Electronics Inc. (c)	13	285
Benefitfocus Inc. (c) (d)	5	142
Black Box Corp. (d)	3	44
Blackbaud Inc.	12	675
Blackhawk Network Holdings Inc. (c)	13	550
Blucora Inc. (c)	10	138
Booz Allen Hamilton Holding Corp. - Class A	26	694
Bottomline Technologies Inc. (c)	10	248
Box Inc. - Class A (c) (d)	3	40
Broadcom Corp. - Class A	144	7,417
Broadridge Financial Solutions Inc.	31	1,721
BroadSoft Inc. (c)	7	200
Brocade Communications Systems Inc.	107	1,110
Brooks Automation Inc.	19	222
CA Inc. (d)	86	2,335
Cabot Microelectronics Corp. (c)	6	233
CACI International Inc. - Class A (c)	6	442
Cadence Design Systems Inc. (c) (d)	77	1,584
CalAmp Corp. (c) (d)	8	135
Calix Inc. (c)	13	99
Callidus Software Inc. (c)	15	249
Carbonite Inc. (c)	2	27
Cardtronics Inc. (c) (d)	12	385
Cass Information Systems Inc.	3	123
Cavium Inc. (c) (d)	15	892
CDK Global Inc.	36	1,709
CDW Corp.	38	1,544
Ceva Inc. (c)	6	113
ChannelAdvisor Corp. (c) (d)	7	69
Checkpoint Systems Inc.	11	77
Ciber Inc. (c)	14	46
Ciena Corp. (c)	33	680
Cirrus Logic Inc. (c)	16	513
Cisco Systems Inc.	1,322	34,703
Citrix Systems Inc. (c)	41	2,870
Cognex Corp.	22	761
Cognizant Technology Solutions Corp. - Class A (c)	158	9,923
Coherent Inc. (c)	6	350
Cohu Inc.	5	46
CommScope Holding Co. Inc. (c) (d)	35	1,046
CommVault Systems Inc. (c)	12	395
Computer Sciences Corp.	36	2,230
comScore Inc. (c)	9	405
Comtech Telecommunications Corp.	4	81
Constant Contact Inc. (c)	8	188
Control4 Corp. (c) (d)	2	19
Convergys Corp. (d)	26	602
CoreLogic Inc. (c)	24	879
Cornerstone OnDemand Inc. (c)	12	407
Corning Inc. (d)	328	5,622
CoStar Group Inc. (c)	8	1,440
Cray Inc. (c)	11	214
Cree Inc. (c) (d)	29	710
CSG Systems International Inc.	9	278
CTS Corp.	8	146
Cvent Inc. (c) (d)	6	213
Cypress Semiconductor Corp. (d)	88	747
Daktronics Inc.	10	86
Dealertrack Technologies Inc. (c)	14	853
Demandware Inc. (c) (d)	8	438
DHI Group Inc. (c)	13	93
Diebold Inc. (d)	16	475
Diodes Inc. (c)	10	208
Dolby Laboratories Inc.	13	431
DST Systems Inc. (d)	9	912
DTS Inc. (c)	4	117
EarthLink Holdings Corp.	28	218
Eastman Kodak Co. (c)	5	72
eBay Inc. (c)	285	6,969
Ebix Inc. (d)	8	197
EchoStar Corp. - Class A (c)	12	506
Electro Rent Corp.	4	37
Electronic Arts Inc. (c)	82	5,562
Electronics for Imaging Inc. (c)	12	524
Ellie Mae Inc. (c) (d)	7	487
EMC Corp.	506	12,225
Endurance International Group Holdings Inc. (c) (d)	15	206
EnerNOC Inc. (c) (d)	7	56
Entegris Inc. (c)	34	444
Envestnet Inc. (c) (d)	9	257
EPAM Systems Inc. (c)	11	794
EPIQ Systems Inc.	4	55
ePlus Inc. (c)	2	141
Euronet Worldwide Inc. (c)	13	931

See accompanying Notes to Schedules of Investments.

	Shares	Value
EVERTEC Inc.	17	315
Exar Corp. (c)	12	71
ExlService Holdings Inc. (c)	8	305
Extreme Networks (c)	31	106
F5 Networks Inc. (c)	19	2,171
Fabrinet (c)	8	144
Facebook Inc. - Class A (c) (d)	555	49,935
FactSet Research Systems Inc.	10	1,658
Fair Isaac Corp.	8	692
Fairchild Semiconductor International Inc. (c)	32	448
FARO Technologies Inc. (c)	5	159
FEI Co. (d)	11	784
Fidelity National Information Services Inc.	73	4,927
Finisar Corp. (c)	27	298
FireEye Inc. (c) (d)	29	927
First Solar Inc. (c)	19	828
Fiserv Inc. (c) (d)	62	5,345
FleetCor Technologies Inc. (c) (d)	20	2,790
FleetMatics Group Plc (c) (d)	10	476
Flextronics International Ltd. (c) (d)	148	1,560
FLIR Systems Inc.	37	1,025
FormFactor Inc. (c)	15	102
Forrester Research Inc.	2	63
Fortinet Inc. (c)	37	1,592
Freescale Semiconductor Ltd. (c)	28	1,011
Gartner Inc. (c)	22	1,826
Gigamon Inc. (c)	5	92
Global Payments Inc.	17	1,987
Glu Mobile Inc. (c) (d)	25	111
Gogo Inc. (c) (d)	14	207
Google Inc. - Class A (c)	75	47,841
Google Inc. - Class C (c)	80	48,777
GrubHub Inc. (c) (d)	16	399
GSI Group Inc. (c)	9	114
Guidewire Software Inc. (c)	18	962
Harmonic Inc. (c)	23	135
Harris Corp.	32	2,349
Heartland Payment Systems Inc. (d)	10	605
Hewlett-Packard Co.	474	12,128
Hortonworks Inc. (c) (d)	6	121
HubSpot Inc. (c) (d)	4	164
IAC/InterActiveCorp.	20	1,277
II-VI Inc. (c)	13	204
Immersion Corp. (c)	9	96
Imperva Inc. (c) (d)	7	461
Infinera Corp. (c) (d)	37	719
Infoblox Inc. (c)	14	221
Ingram Micro Inc. - Class A	41	1,107
Inphi Corp. (c) (d)	7	165
Insight Enterprises Inc. (c)	11	276
Integrated Device Technology Inc. (c)	38	770
Integrated Silicon Solutions Inc.	8	170
Intel Corp.	1,233	37,168
Interactive Intelligence Group (c) (d)	5	145
InterDigital Inc.	9	456
Internap Corp. (c)	13	81
International Business Machines Corp.	243	35,254
Intersil Corp. - Class A	36	420
IntraLinks Holdings Inc. (c)	12	98
Intuit Inc.	68	6,026
InvenSense Inc. (c) (d)	22	201
IPG Photonics Corp. (c) (d)	9	714
Itron Inc. (c)	10	321
Ixia (c)	13	195
IXYS Corp.	8	89
j2 Global Inc. (d)	12	861
Jabil Circuit Inc. (d)	45	1,016
Jack Henry & Associates Inc.	21	1,488
Jive Software Inc. (c)	8	35
Juniper Networks Inc.	93	2,391
Keysight Technologies Inc. (c)	44	1,353
Kimball Electronics Inc. (c)	6	74
KLA-Tencor Corp.	42	2,094
Knowles Corp. (c) (d)	23	416
Kulicke & Soffa Industries Inc. (c)	19	174
Lam Research Corp. (d)	41	2,709
Lattice Semiconductor Corp. (c) (d)	27	106
Leidos Holdings Inc.	17	691
Lexmark International Inc. - Class A (d)	16	456
Linear Technology Corp.	62	2,515
LinkedIn Corp. - Class A (c) (d)	29	5,471
Lionbridge Technologies Inc. (c)	12	59
Liquidity Services Inc. (c) (d)	5	39
Littelfuse Inc.	6	528
LivePerson Inc. (c)	12	94
LogMeIn Inc. (c)	7	445
Lumentum Holdings Inc. (c)	12	201
M/A-COM Technology Solutions Holdings Inc. (c)	5	156
Manhattan Associates Inc. (c) (d)	19	1,211
Mantech International Corp. - Class A	6	150
Marketo Inc. (c)	8	217
Marvell Technology Group Ltd.	106	958
MasterCard Inc. - Class A (d)	261	23,526
Maxim Integrated Products Inc.	74	2,463
MAXIMUS Inc.	17	1,009
MaxLinear Inc. - Class A (c)	11	140
Mellanox Technologies Ltd. (c)	11	403
Mentor Graphics Corp.	26	643
MercadoLibre Inc. (d)	9	789
Mercury Systems Inc. (c)	9	144
Methode Electronics Inc.	10	320
Microchip Technology Inc. (d)	55	2,371
Micron Technology Inc. (c)	282	4,229
Microsemi Corp. (c)	25	829
Microsoft Corp.	1,998	88,446
MicroStrategy Inc. - Class A (c)	2	488
MKS Instruments Inc.	14	464
MobileIron Inc. (c) (d)	7	22
MoneyGram International Inc. (c)	6	46
Monolithic Power Systems Inc.	10	494
Monotype Imaging Holdings Inc.	10	211
Monster Worldwide Inc. (c) (d)	20	128
Motorola Solutions Inc. (d)	41	2,819
MTS Systems Corp.	4	238
Multi-Fineline Electronix Inc. (c)	2	40
Nanometrics Inc. (c) (d)	7	83
National Instruments Corp. (d)	27	757
NCR Corp. (c)	44	1,011
Net 1 UEPS Technologies Inc. (c)	11	189
NetApp Inc.	81	2,397
NetGear Inc. (c)	9	264
NetScout Systems Inc. (c)	25	892
NetSuite Inc. (c) (d)	10	847
NeuStar Inc. - Class A (c) (d)	15	407
Newport Corp. (c)	10	133
NIC Inc.	16	282
Nimble Storage Inc. (c) (d)	9	225
Nuance Communications Inc. (c)	67	1,093
NVE Corp.	1	41
Nvidia Corp. (d)	141	3,466
Omnivision Technologies Inc. (c)	16	411
ON Semiconductor Corp. (c) (d)	112	1,051
OPOWER Inc. (c) (d)	3	31
Oracle Corp.	908	32,801
OSI Systems Inc. (c)	5	391

See accompanying Notes to Schedules of Investments.

	Shares	Value
Palo Alto Networks Inc. (c)	18	3,164
Park Electrochemical Corp.	5	93
Paychex Inc. (d)	85	4,031
Paycom Software Inc. (c)	9	324
PayPal Holdings Inc. (c) (d)	283	8,774
PC Connection Inc.	2	43
PDF Solutions Inc. (c)	7	72
Pegasystems Inc.	10	256
Perficient Inc. (c)	9	132
Photronics Inc. (c)	16	147
Plantronics Inc. (d)	11	540
Plexus Corp. (c)	9	338
PMC - Sierra Inc. (c)	43	294
Polycom Inc. (c)	35	372
Power Integrations Inc.	8	333
Progress Software Corp. (c)	12	303
Proofpoint Inc. (c) (d)	10	600
PROS Holdings Inc. (c)	6	134
PTC Inc. (c)	30	954
Q2 Holdings Inc. (c)	4	106
QAD Inc. - Class A	2	56
QLIK Technologies Inc. (c)	24	877
QLogic Corp. (c)	22	227
Qorvo Inc. (c) (d)	39	1,763
QUALCOMM Inc.	424	22,762
Qualys Inc. (c)	6	179
Quantum Corp. (c) (d)	69	48
Rackspace Hosting Inc. (c) (d)	29	727
Rambus Inc. (c)	30	354
RealD Inc. (c)	12	111
RealNetworks Inc. (c) (d)	5	19
RealPage Inc. (c)	11	180
Red Hat Inc. (c)	48	3,428
Rocket Fuel Inc. (c) (d)	5	23
Rofin-Sinar Technologies Inc. (c)	8	205
Rogers Corp. (c)	5	269
Rovi Corp. (c)	23	237
Rubicon Project Inc. (c)	5	67
Ruckus Wireless Inc. (c) (d)	20	238
Rudolph Technologies Inc. (c)	10	124
Salesforce.com Inc. (c)	162	11,265
SanDisk Corp. (d)	54	2,953
Sanmina Corp. (c)	23	484
ScanSource Inc. (c)	7	260
Science Applications International Corp.	11	427
SciQuest Inc. (c)	8	78
Seagate Technology (d)	82	3,679
Semtech Corp. (c)	17	257
ServiceNow Inc. (c)	38	2,617
ServiceSource International Inc. (c)	14	55
ShoreTel Inc. (c)	17	128
Silicon Graphics International Corp. (c) (d)	6	25
Silicon Laboratories Inc. (c) (d)	10	435
Silver Spring Networks Inc. (c) (d)	9	119
Skyworks Solutions Inc. (d)	50	4,202
SolarWinds Inc. (c)	18	692
Solera Holdings Inc.	18	958
Sonus Networks Inc. (c)	10	59
Splunk Inc. (c) (d)	32	1,797
SPS Commerce Inc. (c)	4	289
SS&C Technologies Holdings Inc.	22	1,526
Stamps.com Inc. (c)	4	288
SunEdison Inc. (c) (d)	71	513
SunEdison Semiconductor Ltd. (c)	12	125
SunPower Corp. (c) (d)	14	275
Super Micro Computer Inc. (c) (d)	10	279
Sykes Enterprises Inc. (c)	11	272
Symantec Corp.	177	3,441
Synaptics Inc. (c) (d)	10	801
Synchronoss Technologies Inc. (c) (d)	10	318
SYNNEX Corp. (d)	8	645
Synopsys Inc. (c)	40	1,849
Syntel Inc. (c)	9	388
Tableau Software Inc. - Class A (c)	13	1,046
Take-Two Interactive Software Inc. (c) (d)	23	655
Tangoe Inc. (c)	11	78
TE Connectivity Ltd.	106	6,354
Tech Data Corp. (c) (d)	10	670
TeleNav Inc. (c) (d)	5	40
TeleTech Holdings Inc.	4	101
Teradata Corp. (c) (d)	39	1,129
Teradyne Inc.	56	1,008
Tessera Technologies Inc.	12	389
Texas Instruments Inc.	271	13,424
Textura Corp. (c) (d)	5	124
TiVo Inc. (c)	26	229
Total System Services Inc.	43	1,970
Trimble Navigation Ltd. (c)	67	1,095
TrueCar Inc. (c) (d)	11	56
TTM Technologies Inc. (c) (d)	15	96
TubeMogul Inc. (c)	5	57
Twitter Inc. (c) (d)	127	3,422
Tyler Technologies Inc. (c) (d)	8	1,224
Ubiquiti Networks Inc. (d)	9	290
Ultimate Software Group Inc. (c) (d)	7	1,279
Ultratech Inc. (c)	7	119
Unisys Corp. (c) (d)	13	153
Universal Display Corp. (c)	11	364
Vantiv Inc. - Class A (c)	38	1,704
Varonis Systems Inc. (c) (d)	2	30
VASCO Data Security International Inc. (c) (d)	7	118
Veeco Instruments Inc. (c) (d)	10	214
VeriFone Systems Inc. (c)	29	806
Verint Systems Inc. (c)	16	672
VeriSign Inc. (c) (d)	27	1,904
ViaSat Inc. (c) (d)	12	772
Viavi Solutions Inc. (c)	59	318
Violin Memory Inc. (c) (d)	15	21
VirnetX Holding Corp. (c) (d)	8	30
Virtusa Corp. (c)	8	391
Visa Inc. - Class A (d)	509	35,444
Vishay Intertechnology Inc. (d)	37	360
VMware Inc. - Class A (c)	21	1,663
Web.com Group Inc. (c)	11	225
WebMD Health Corp. (c) (d)	9	341
Western Digital Corp.	60	4,788
Western Union Co. (d)	135	2,487
WEX Inc. (c) (d)	10	890
Workday Inc. - Class A (c) (d)	28	1,906
Xcerra Corp. (c)	12	73
Xerox Corp.	274	2,668
Xilinx Inc.	68	2,868
XO Group Inc. (c)	7	104
Xoom Corp. (c)	7	173
Xura Inc. (c)	6	138
Yahoo! Inc. (c)	233	6,722
Yelp Inc. - Class A (c) (d)	17	362
Zebra Technologies Corp. - Class A (c)	13	1,017
Zendesk Inc. (c) (d)	12	238
Zillow Group Inc. - Class A (c) (d)	12	354
Zillow Group Inc. - Class C (c) (d)	26	705
Zynga Inc. - Class A (c)	201	457
		1,062,064

See accompanying Notes to Schedules of Investments.

	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
RingCentral Inc. - Class A (c)	12	214
Total Common Stocks (cost $949,006)		1,066,653

SHORT TERM INVESTMENTS - 9.9%
Securities Lending Collateral - 9.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (a) (b)	105,476	105,476
Total Short Term Investments (cost $105,476)		105,476
Total Investments - 110.0% (cost $1,054,482)		1,172,129
Other Assets and Liabilities, Net - (10.0%)		(106,243)
Total Net Assets - 100.0%		$1,065,886

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.

Abbreviations:

“-” Amount rounds to less than one thousand

MSCI – Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Name Changes – Effective September 28, 2015, the names of JNL/Mellon Capital DowSM 10 Fund and JNL/Mellon Capital Global 15 Fund were changed to JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, respectively.

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2015 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow Index Fund
Common Stocks	$481,125	$—	$—	$481,125
Short Term Investments	20,430	—	—	20,430
Fund Total	$501,555	$—	$—	$501,555
JNL/Mellon Capital Global 30 Fund
Common Stocks	$123,593	$246,659	$—	$370,252
Fund Total	$123,593	$246,659	$—	$370,252
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$775,809	$—	$—	$775,809
Short Term Investments	12,491	2,773	—	15,264
Fund Total	$788,300	$2,773	$—	$791,073
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$628,446	$—	$—	$628,446
Short Term Investments	—	319	—	319
Fund Total	$628,446	$319	$—	$628,765
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$337,260	$—	$—	$337,260
Short Term Investments	14,032	153	—	14,185
Fund Total	$351,292	$153	$—	$351,445
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,896,595	$327,625	$—	$3,224,220
Short Term Investments	89,805	3,304	—	93,109
Fund Total	$2,986,400	$330,929	$—	$3,317,329
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$111,723	$—	$—	$111,723
Short Term Investments	9,840	—	—	9,840
Fund Total	$121,563	$—	$—	$121,563
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$759,920	$—	$—	$759,920
Short Term Investments	78,157	—	—	78,157
Fund Total	$838,077	$—	$—	$838,077
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$635,914	$—	$—	$635,914
Short Term Investments	71,656	—	—	71,656
Fund Total	$707,570	$—	$—	$707,570
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,922,457	$—	$—	$2,922,457
Short Term Investments	161,869	—	—	161,869
Fund Total	$3,084,326	$—	$—	$3,084,326
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,127,259	$—	$—	$1,127,259
Short Term Investments	63,034	3,585	—	66,619
Fund Total	$1,190,293	$3,585	$—	$1,193,878
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,066,653	$—	$—	$1,066,653
Short Term Investments	105,476	—	—	105,476
Fund Total	$1,172,129	$—	$—	$1,172,129

The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2015.

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the eligible Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended September 30, 2015, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at September 30, 2015.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow Index Fund	$150	$—	$—
JNL/Mellon Capital Nasdaq 25 Fund	4,519	2,773	—
JNL/Mellon Capital S&P 24 Fund	—	319	—
JNL/Mellon Capital S&P SMid 60 Fund	1,419	153	—
JNL/Mellon Capital JNL 5 Fund	149	3,304	—
JNL/Mellon Capital Consumer Brands Sector Fund	93	—	1
JNL/Mellon Capital Financial Sector Fund	5,881	—	—
JNL/Mellon Capital Healthcare Sector Fund	12,325	—	3
JNL/Mellon Capital Oil & Gas Sector Fund	5,482	3,585	1
JNL/Mellon Capital Technology Sector Fund	9,790	—	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at September 30, 2015.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$6,965	$1,726	$710	$91	$222	$7,569

Income Tax Matters - JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$795,997	$53,233	$(58,157)	$(4,924)
JNL/Mellon Capital S&P 24 Fund	723,571	8,402	(103,208)	(94,806)
JNL/Mellon Capital S&P SMid 60 Fund	359,742	26,741	(35,038)	(8,297)
JNL/Mellon Capital JNL 5 Fund	3,452,927	264,048	(399,646)	(135,598)

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Communications Sector Fund	$127,185	$5,197	$(10,819)	$(5,622)
JNL/Mellon Capital Consumer Brands Sector Fund	768,391	119,957	(50,271)	69,686
JNL/Mellon Capital Financial Sector Fund	688,431	51,371	(32,232)	19,139
JNL/Mellon Capital Healthcare Sector Fund	2,974,315	340,527	(230,516)	110,011
JNL/Mellon Capital Oil & Gas Sector Fund	1,508,765	55,764	(370,651)	(314,887)
JNL/Mellon Capital Technology Sector Fund	1,064,383	173,509	(65,763)	107,746

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 25, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.